                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]

     *File No. 333-46922

     Pre-Effective Amendment No.                                     [ ]

     Post-Effective Amendment No. 7                                  [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]
     File No. 811-10155

     Amendment No. 7                                                 [X]

                        (Check appropriate box or boxes.)

                  AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
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               (Exact Name of Registrant as Specified in Charter)

                     4500 Main Street, Kansas City, MO 64111
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               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

    David C. Tucker, Esq., 4500 Main Street, 9th Floor, Kansas City, MO 64111
   --------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

            Approximate Date of Proposed Public Offering:  May 1, 2004
It is proposed that this filing will become effective (check appropriate box)

         [ ] immediately upon filing pursuant to paragraph (b)
         [X] on May 1, 2004 pursuant to paragraph (b)
         [ ] 60 days after filing pursuant to paragraph (a)(1)
         [ ] on (date) pursuant to paragraph (a)(1)
         [ ] 75 days after filing pursuant to paragraph (a)(2)
         [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

   [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Your
American Century Investments
prospectus

CLASS I
VP Inflation Protection Fund

MAY 1, 2004

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

[american century logo and text logo]

The American Century logo, American Century and American Century Investments are service marks of American Century Services Corporation.

               [GRAPHIC OF TRIANGLE]

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS
               OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

VP Inflation Protection pursues long-term total return using a strategy that seeks to protect against U.S. inflation.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund invests in DEBT SECURITIES issued by the U.S. government, its agencies and instrumentalities, and is designed to protect investors from a loss of value due to inflation. The fund also may invest in debt securities issued by corporations or other non-U.S. government issuers. The fund is subject to moderate interest rate risk and low credit risk. A more detailed description of the fund's investment strategies and risks begins on page 6.

               [GRAPHIC OF TRIANGLE]

               DEBT SECURITIES INCLUDE FIXED-INCOME INVESTMENTS SUCH AS NOTES,
               BONDS, COMMERCIAL PAPER AND U.S. TREASURY SECURITIES.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

*  seeking to protect your investment against inflation

*  seeking diversification by investing in a fixed-income mutual fund

*  comfortable with the fund's other investment risks

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*  seeking current income

*  looking for the added security of FDIC insurance

               [GRAPHIC OF TRIANGLE]

               AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT
               INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE
               CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

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2

FUND PERFORMANCE HISTORY

When Class I of the fund has investment results for a full calendar year, this section will feature charts that show Class I's

*  Annual Total Returns

*  Highest and Lowest Quarterly Returns

*  Average Annual Total Returns, including a comparison of these returns to a benchmark index

If Class I had existed during the period presented, its performance would have been substantially similar to that of Class II because each represents an investment in the same portfolio of securities. However, performance of Class I would have been higher because of its lower expense ratio. Fees associated with your variable annuity or variable life insurance contract are not reflected in the chart below. Had they been included, returns presented below would have been lower.

Annual Total Returns(1)

The following bar chart shows the performance of the fund's Class II shares for each full calendar year in the life of the class. It indicates the volatility of the fund's historical returns from year to year.

VP INFLATION PROTECTION -- CLASS II

2003      5.61%

(1)  THE TOTAL RETURN FOR CLASS II WOULD HAVE BEEN LOWER IF THE DISTRIBUTION FEE
     HAD NOT BEEN WAIVED FROM DECEMBER 31, 2002 TO MARCH 31, 2003.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                                   HIGHEST                   LOWEST
--------------------------------------------------------------------------------
VP Inflation Protection            2.47% (1Q 2003)           -0.05% (3Q 2003)

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3

Average Annual Total Returns

The following table shows the average annual total returns of the fund's Class
II shares for the periods indicated. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

CLASS II

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003          1 YEAR    LIFE OF FUND(1)
--------------------------------------------------------------------------------
VP Inflation Protection(2)                             5.61%     5.61%

Citigroup Inflation-Linked Index(3)                    8.26%     8.26%
  (reflects no deduction for fees, expenses or taxes)
--------------------------------------------------------------------------------
Blended Index(4)                                       5.75%     5.75%
  (reflects no deduction for fees, expenses or taxes)
--------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR VP INFLATION PROTECTION CLASS II IS DECEMBER 31,
     2002.

(2)  THE TOTAL RETURN FOR CLASS II WOULD HAVE BEEN LOWER IF THE DISTRIBUTION FEE
     HAD NOT BEEN WAIVED FROM DECEMBER 31, 2002 TO MARCH 31, 2003.

(3)  THE CITIGROUP INFLATION-LINKED INDEX IS NOT SUBJECT TO THE TAX CODE
     DIVERSIFICATION AND OTHER REGULATORY REQUIREMENTS LIMITING THE TYPE AND
     AMOUNT OF SECURITIES THAT THE FUND MAY OWN. SEE OBJECTIVES, STRATEGIES AND
     RISKS, PAGE 6.

(4)  THE INDEX REPRESENTS A BLEND THAT IS 55% CITIGROUP INFLATION-LINKED INDEX,
     25% CITIGROUP 1-TO 3-YEAR GOVERNMENT SPONSORED INDEX, AND 20% CITIGROUP
     15-YEAR MORTGAGE INDEX.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance does not predict how the fund will perform in the future.

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4

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. It only includes fees and expenses of the fund; it does not include the fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses presented below would have been higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                DISTRIBUTION                   TOTAL ANNUAL
                  MANAGEMENT    AND SERVICE      OTHER         FUND OPERATING
                  FEE(1)        (12B-1) FEES     EXPENSES(2)   EXPENSES
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VP Inflation
Protection
    Class I       0.50%         0.00%            0.00%         0.50%
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(1)  THE FUND HAS A STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE
     RATE GENERALLY DECREASES AS FUND ASSETS INCREASE AND INCREASES AS FUND
     ASSETS DECREASE.

(2)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, ARE
     EXPECTED TO BE LESS THAN 0.005% FOR THE CURRENT FISCAL YEAR.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. They do not include fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses would have been higher. Of course your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                                  1 YEAR     3 YEARS    5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Class I
    VP Inflation Protection       $51        $160       $279        $627
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5

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund invests substantially all of its assets in investment-grade debt securities. To help protect against U.S. inflation, under normal conditions the fund will invest over 50% of its assets in inflation-adjusted debt securities.
These securities include inflation-indexed U.S. Treasury securities guaranteed by the direct full faith and credit of the U.S. government, inflation-indexed securities issued by U.S. government agencies and instrumentalities other than the U.S. Treasury, and inflation-indexed securities issued by entities other than the U.S. Treasury or U.S. government agencies and instrumentalities
(including corporations and foreign governments). Inflation-indexed securities are designed to protect the future purchasing power of the money invested in them.

The fund also may invest in debt securities that are not inflation-indexed. Such investments may include other investment-grade debt securities, including mortgage-backed and asset-backed securities, whether issued by the U.S.
government, its agencies or instrumentalities, corporations or other non-governmental issuers. The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), provided that such instruments are in keeping with the fund's investment objective. The fund may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the fund may purchase securities in advance to generate additional income.

The fund managers are not limited to a specific weighted average maturity range.
However, the fund managers monitor the fund's weighted average maturity and seek to adjust it as appropriate, taking into account market conditions, the current inflation rate and other relevant factors. For instance, during periods of rising interest rates, the fund managers may adopt a shorter portfolio maturity in order to reduce the effect of bond price declines on the fund's value. When interest rates are falling and bond prices are rising, they may adopt a longer portfolio maturity.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or cash-equivalent securities. To the extent the fund assumes a defensive position, it will not be pursuing its investment objectives.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Inflation-indexed securities offer a return linked to inflation. They are designed to protect investors from a loss of value due to inflation. However, inflation-indexed securities are still subject to the effects of changes in market interest rates caused by factors other than inflation, or so-called REAL
INTEREST RATES. Because inflation-indexed securities trade at prevailing real, or after-inflation, interest rates, changes in these rates affect the value of such securities owned by the fund. Generally, when real interest rates rise, the value of these securities will decline. The opposite is true when real interest rates decline.

               [GRAPHIC OF TRIANGLE]

               THE REAL INTEREST RATE IS THE CURRENT MARKET INTEREST RATE MINUS
               THE MARKET'S INFLATION EXPECTATIONS.

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6

Although an investment in inflation-indexed securities issued by entities other than the U.S. Treasury or U.S. government and its agencies and instrumentalities increases the potential credit risk associated with the fund, the fund will attempt to mitigate this additional risk by limiting its investments to issuers whose credit has been rated investment grade or higher, or, if unrated, determined to be of equivalent credit quality by the advisor.

Due to Internal Revenue Code provisions governing insurance product funds, no more than 55% of the fund's assets may be invested in securities issued by the same entity, such as the U.S. Treasury. Because the number of inflation-adjusted debt securities issued by other entities is limited, the fund may have a substantial position in non-inflation-adjusted securities. To the extent that this is the case, that portion of the portfolio will not be automatically protected from inflation.

The fund invests in mortgage- and asset-backed securities. When borrowers refinance their mortgages to take advantage of declining interest rates, their existing mortgages are prepaid. The mortgages, which back the mortgage-backed securities purchased by the fund, may be prepaid in this fashion. Likewise, borrowers may prepay the credit card or automobile trade receivables, home equity loans, corporate loans or bonds or other assets underlying the fund's asset-backed securities. When this happens, the fund will be required to purchase new securities at current market rates, which will usually be lower.
Because of this prepayment risk, the fund may benefit less from declining interest rates than other funds.

The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including, liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the swap agreement. Gains or losses involving some futures, options, and other derivatives may be substantial -- in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the fund.

The fund may invest in inflation-indexed securities issued by foreign governments, agencies or instrumentalities. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. securities. To the extent the fund invests in foreign securities, the overall risk of the fund could be affected.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

The fund is offered only to insurance companies for the purpose of offering the fund as an investment option under variable annuity or variable life insurance contracts. Although the fund does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the fund might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, the fund's Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund, and the fund might be forced to sell securities at disadvantageous prices to redeem such investments.

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7

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, also called a fixed-income security, it is essentially lending money to the security's issuer. Notes, bonds, commercial paper and U. S. Treasury securities are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the debt security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by

*  determining which debt securities help a fund meet its maturity requirements

*  identifying debt securities that satisfy a fund's credit quality standards

*  evaluating current economic conditions and assessing the risk of inflation

*  evaluating special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called the WEIGHTED AVERAGE MATURITY. The following chart shows how fund managers would calculate the weighted average maturity for a fund that owned only two debt securities.

               [GRAPHIC OF TRIANGLE]

               WEIGHTED AVERAGE MATURITY IS A TOOL THE FUND MANAGERS USE TO
               APPROXIMATE THE REMAINING TERM TO MATURITY OF A FUND'S INVESTMENT
               PORTFOLIO.

                     AMOUNT OF        PERCENT OF    REMAINING      WEIGHTED
                     SECURITY OWNED   PORTFOLIO     MATURITY       MATURITY
--------------------------------------------------------------------------------
Debt Security A      $100,000         25%            4 years        1 year
--------------------------------------------------------------------------------
Debt Security B      $300,000         75%           12 years        9 years
--------------------------------------------------------------------------------
Weighted Average
Maturity                                                           10 years
--------------------------------------------------------------------------------

TYPES OF RISK

The basic types of risk the fund faces are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. Because the fund invests primarily in debt securities, changes in interest rates will affect the fund's performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect a fund's performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

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8

The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:

REMAINING            CURRENT          PRICE AFTER          CHANGE
MATURITY             PRICE            1% INCREASE          IN PRICE
--------------------------------------------------------------------------------
1 year               $100.00          $99.06                -0.94%
--------------------------------------------------------------------------------
3 years              $100.00          $97.38                -2.62%
--------------------------------------------------------------------------------
10 years             $100.00          $93.20                -6.80%
--------------------------------------------------------------------------------
30 years             $100.00          $88.69               -11.31%
--------------------------------------------------------------------------------

               [GRAPHIC OF TRIANGLE]

               THE LONGER A FUND'S WEIGHTED AVERAGE MATURITY, THE MORE SENSITIVE
               IT IS TO INTEREST RATE CHANGES.

Credit Risk

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment. A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

The fund managers do not invest solely on the basis of a debt security's credit rating; they also consider other factors, including potential returns. Higher credit ratings usually mean lower interest rate payments, so investors often purchase debt securities that aren't the highest rated to increase return. If a fund purchases lower-rated debt securities, it assumes additional credit risk.

Credit quality may be lower when the issuer has any of the following: a high debt level, a short operating history, a difficult, competitive environment and a less stable cash flow.

Liquidity Risk

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

The fund engages in a variety of investment techniques as it pursues its investment objective. Each technique has its own characteristics, and may pose some level of risk to the fund. To learn more about these techniques, you should review the Statement of Additional Information before making an investment.

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9

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the directors are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the average net assets of the specific class of shares of the fund. The amount of the management fee for the fund is determined daily on a class-by-class basis using a two-step formula that takes into account the fund's strategy (money market, bond or equity) and the total amount of mutual fund assets the advisor manages. The management fee is paid monthly in arrears.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of the fund's fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

Class I of the fund was not in operation as of the fiscal year ended December
31, 2003. The fund will pay the advisor a unified management fee calculated by adding the appropriate Investment Category and Complex Fees from the schedules below:

INVESTMENT CATEGORY FEE SCHEDULE FOR VP INFLATION PROTECTION

Category Assets Fee Rate
FIRST $1 BILLION 0.2800%
NEXT $1 BILLION 0.2280%
NEXT $3 BILLION 0.1980%
NEXT $5 BILLION 0.1780%
NEXT $15 BILLION 0.1650%
NEXT $25 BILLION 0.1630%
THEREAFTER  0.1625%

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10

The Complex Fee is determined according to the schedule below.

COMPLEX FEE SCHEDULE
Complex Assets Fee Rate
FIRST $2.5 BILLION 0.3100%
NEXT $7.5 BILLION 0.3000%
NEXT $15.0 BILLION 0.2985%
NEXT $25.0 BILLION 0.2970%
NEXT $50.0 BILLION 0.2960%
NEXT $100.0 BILLION 0.2950%
NEXT $100.0 BILLION 0.2940%
NEXT $200.0 BILLION 0.2930%
NEXT $250.0 BILLION 0.2920%
NEXT $500.0 BILLION 0.2910%
THEREAFTER  0.2900%

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The fund is managed by the Taxable Bond team whose members are identified below.

G. DAVID MACEWEN

Mr. MacEwen, Chief Investment Officer - Fixed Income and Senior Vice President,
has been a member of the team since July 2001. He joined American Century in May
1991 as a Municipal Portfolio Manager. He has a bachelor's degree in economics from Boston University and an MBA in finance from the University of Delaware.

ROBERT V. GAHAGAN

Mr. Gahagan, Senior Vice President and Senior Portfolio Manager, has been a member of the team since October 1986. He joined American Century in 1983. He has a bachelor's degree in economics and an MBA from the University of Missouri
- Kansas City.

JEREMY FLETCHER

Mr. Fletcher, Vice President and Portfolio Manager, has been a member of the team since August 1997. He joined American Century in October 1991 as an
Investor Relations Representative. He has bachelor's degrees in economics and mathematics from Claremont McKenna College. He is a CFA charterholder.

ALEJANDRO H. AGUILAR

Mr. Aguilar, Vice President and Senior Portfolio Manager, has been a member of the team since joining American Century in October 2003. Prior to joining
American Century, he was an Investment Officer with CalPERS from July 2002 to
September 2003 and Director of Portfolio Management at TIAA-CREF from May 1997 to April 2002. He has a bachelor's degree in economics from the University of
Michigan. He is a CFA charterholder.

CASEY COLTON

Mr. Colton, Vice President and Senior Portfolio Manager, has been a member of the team since January 1994. Mr. Colton joined American Century in 1990. He has a bachelor's degree in business administration from San Jose State University and a master's degree from the University of Southern California. He is a CFA charterholder and a Certified Public Accountant.

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11

MICHAEL DIFLEY

Mr. Difley, Vice President and Portfolio Manager, has been a member of the team since September 1997. He joined American Century as a Senior Corporate Credit
Analyst in July 1996 and was promoted to Portfolio Manager in November 2001. He has a B.S. in business administration (finance concentration) from California
Polytechnic State University - San Luis Obispo. He is a Certified Public
Accountant and a CFA charterholder.

JEFFREY L. HOUSTON

Mr. Houston, Vice President and Senior Portfolio Manager, has been a member of the team since June 1995. He joined American Century as an Investment Analyst in
November 1990 and was promoted to Portfolio Manager in 1994. He has a bachelor of arts from the University of Delaware and an MPA from Syracuse University. He is a CFA charterholder.

BRIAN HOWELL

Mr. Howell, Vice President and Senior Portfolio Manager, has been a member of the team since May 1998. He joined American Century in 1988. He has a bachelor's degree in mathematics/statistics and an MBA from the University of California -
Berkeley.

JAMES E. PLATZ

Mr. Platz, Vice President and Senior Portfolio Manager, has been a member of the team since joining American Century in October 2003. Prior to joining American
Century, he was a Vice President and Senior Portfolio Manager at Standish Mellon
Asset Management from July 1995 to September 2003. He has a bachelor's degree in economics and history from the University of California - Berkeley and an MBA in finance from the University of Southern California. He is a CFA charterholder.

JOHN F. WALSH

Mr. Walsh, Vice President and Portfolio Manager, has been a member of the team since February 1996. He joined American Century in February 1996 as an
Investment Analyst and was promoted to Portfolio Manager in September 1997. He has a bachelor's degree in marketing from Loyola Marymount University and an MBA in finance from Creighton University.

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

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12

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objective of the fund may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

FEES AND EXPENSES

The fees and expenses set forth herein are those of the fund only; for the fees and expenses associated with your variable annuity or variable life insurance contract, please consult your insurance product prospectus.

Because this fund is offered as an investment option under certain types of insurance contracts, the insurance company offering the fund performs recordkeeping and administrative services for fund shareholders that would otherwise be performed by American Century's transfer agent. In some circumstances, the advisor will pay the insurance company a fee for performing those services. Also, the advisor or the fund's distributor may make payments for various additional services or other expenses out of their past profits or other available sources. Such expenses may include distribution services, shareholder services or marketing, promotional or related expenses. The amount of any payments described by this paragraph is determined by the advisor or the distributor and is not paid by you.

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13

SHARE PRICE, DISTRIBUTIONS AND TAXES

PURCHASE AND REDEMPTION OF SHARES

For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

ABUSIVE TRADING PRACTICES

Excessive, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. However, American
Century cannot identify individual investors who are engaging in abusive trading practices because the insurance company offering the fund has the exclusive relationship with, and maintains the account records of, the individual investors in the fund. Therefore, American Century monitors aggregate trades placed in these insurance company separate accounts, and seeks to work with each insurance company to discourage investors from engaging in abusive trading practices and to impose restrictions on the frequency of round-trip trades.
There may be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in this fund may be limited.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

SHARE PRICE

American Century determines the net asset value (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed
(including certain U.S. holidays), we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If the advisor determines that the current market price of a security owned by a non-money market fund is not readily available, the advisor may determine its fair value in accordance with procedures adopted by the fund's board.
Circumstances that may cause the advisor to determine the fair value of a security held by the fund include, but are not limited to:

*  an event occurs after the close of the foreign exchange on which a portfolio security principally trades, but before the close of the Exchange, that is likely to have changed the value of the security

*  a debt security has been declared in default

*  trading in a security has been halted during the trading day

*  the demand for the security (as reflected by its trading volume) is insufficient for quoted prices to be reliable

------
14

If such circumstances occur, the advisor may determine the security's fair value if the fair value determination would materially impact the fund's net asset value. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by a fund's board.

Trading of securities in foreign markets may not take place every day the
Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after the insurance company separate account receives your transaction request in good order.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means a fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities. The fund pays distributions from net income monthly. The fund generally pays distributions from capital gains, if any, once a year in March. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

               [GRAPHIC OF TRIANGLE]

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
               AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions, when they are declared, starting on the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.

Provided that all shareholders agree, the fund may utilize the consent dividend provision of Internal Revenue Code section 565 which treats the income earned by the fund as distributed to the shareholders as of the end of the taxable year.

TAXES

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

------
15

MULTIPLE CLASS INFORMATION

American Century offers two classes of the fund: Class I and Class II. The shares offered by this Prospectus are Class I shares. All classes are offered exclusively to insurance companies to fund their obligations under the variable annuity and variable life contracts purchased by their clients.

Class I and Class II shares have different fees and expenses. The difference in the fee structures between the classes is the result of their separate arrangements for distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services.
Accordingly, the core investment advisory expenses do not vary by class.
Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-378-9878.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting that class; and (d) each class may have different exchange privileges.

------
16

PERFORMANCE INFORMATION OF OTHER CLASS

The following financial information is provided to show the performance of the fund's Class II shares. Class II has a total expense ratio that is 0.25% higher than Class I. If Class I had existed during the period presented, its performance would have been higher because of the lower expense ratio.

The table on the next page itemizes what contributed to the changes in the Class
II share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by PricewaterhouseCoopers LLP, independent auditors. Their Independent Auditors' Report and the financial statements are included in the fund's Annual Report, which is available upon request.

------
17

VP INFLATION PROTECTION FUND

Class II

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                            2003       2002(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $10.00       $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------
  Net Investment Income                                     0.24          --(2)
-------------------------------------------------------
  Net Realized and Unrealized Gain                          0.31          --(2)
--------------------------------------------------------------------------------
  Total From Investment Operations                          0.55          --(2)
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------
  From Net Investment Income                               (0.24)         --(2)
-------------------------------------------------------
  From Net Realized Gains                                    --(2)        --
--------------------------------------------------------------------------------
  Total Distributions                                      (0.24)         --(2)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                            $10.31       $10.00
================================================================================
  TOTAL RETURN(3)                                           5.61%        0.00%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets(4)        0.74%     0.50%(5)
-------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets(4)     2.00%     0.25%(5)
-------------------------------------------------------
Portfolio Turnover Rate                                      198%           0%
-------------------------------------------------------
Net Assets, End of Period (in thousands)                  $33,829       $3,000
--------------------------------------------------------------------------------

(1)  DECEMBER 31, 2002 (INCEPTION).

(2)  PER SHARE AMOUNT WAS LESS THAN $0.005.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED.

(4)  ACIM WAIVED THE DISTRIBUTION FEE FROM DECEMBER 31, 2002 THROUGH MARCH 31,
     2003. IN ABSENCE OF THE WAIVER, THE ANNUALIZED RATIOS OF OPERATING EXPENSES
     TO AVERAGE NET ASSETS AND NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD
     HAVE BEEN 0.75% AND 1.99% FOR THE YEAR ENDED DECEMBER 31, 2003 AND 0.75%
     AND 0.00% FOR THE PERIOD ENDED DECEMBER 31, 2002, RESPECTIVELY.

(5)  ANNUALIZED.

------
18

NOTES

------
19

NOTES

------
20

NOTES

------
21

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting the insurance company from which you purchased the fund or American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person             SEC Public Reference Room
                      Washington, D.C.
                      Call 202-942-8090 for location and hours.

On the Internet       * EDGAR database at www.sec.gov
                      * By email request at publicinfo@sec.gov

By mail               SEC Public Reference Section
                      Washington, D.C. 20549-0102

This Prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Investment Company Act File No. 811-10155

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878 or 816-531-5575

0405
SH-PRS-37230

Your
American Century Investments
prospectus

CLASS II
VP Inflation Protection Fund

MAY 1, 2004

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

[american century logo and text logo]

The American Century logo, American Century and American Century Investments are service marks of American Century Services Corporation.

               [GRAPHIC OF TRIANGLE]

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS
               OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

VP Inflation Protection pursues long-term total return using a strategy that seeks to protect against U.S. inflation.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund invests in DEBT SECURITIES issued by the U.S. government, its agencies and instrumentalities, and is designed to protect investors from a loss of value due to inflation. The fund also may invest in debt securities issued by corporations or other non-U.S. government issuers. The fund is subject to moderate interest rate risk and low credit risk. A more detailed description of the fund's investment strategies and risks begins on page 5.

               [GRAPHIC OF TRIANGLE]

               DEBT SECURITIES INCLUDE FIXED-INCOME INVESTMENTS SUCH AS NOTES,
               BONDS, COMMERCIAL PAPER AND U.S. TREASURY SECURITIES.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

*  seeking to protect your investment against inflation

*  seeking diversification by investing in a fixed-income mutual fund

*  comfortable with the fund's other investment risks

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*  seeking current income

*  looking for the added security of FDIC insurance

               [GRAPHIC OF TRIANGLE]

               AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT
               INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE
               CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

------
2

FUND PERFORMANCE HISTORY

Annual Total Returns(1)

The following bar chart shows the performance of the fund's Class II shares for each full calendar year in the life of the class. It indicates the volatility of the fund's historical returns from year to year. Fees associated with your variable annuity or variable life insurance contract are not reflected in the chart below. Had they been included, returns presented below would have been lower.

VP INFLATION PROTECTION -- CLASS II

[data from bar chart]

2003       5.61%

(1) THE TOTAL RETURN FOR CLASS II WOULD HAVE BEEN LOWER IF THE DISTRIBUTION FEE
    HAD NOT BEEN WAIVED FROM DECEMBER 31, 2002 TO MARCH 31, 2003.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                           HIGHEST                       LOWEST
--------------------------------------------------------------------------------
VP Inflation Protection    2.47% (1Q 2003)               -0.05% (3Q 2003)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the fund's Class
II shares for the periods indicated. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

CLASS II

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003          1 YEAR    LIFE OF FUND(1)
--------------------------------------------------------------------------------
VP Inflation Protection(2)                             5.61%     5.61%

Citigroup Inflation-Linked Index(3)                    8.26%     8.26%
  (reflects no deduction for fees, expenses or taxes)
--------------------------------------------------------------------------------
Blended Index(4)                                       5.75%     5.75%
  (reflects no deduction for fees, expenses or taxes)
--------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR VP INFLATION PROTECTION CLASS II IS DECEMBER 31,
     2002.

(2)  THE TOTAL RETURN FOR CLASS II WOULD HAVE BEEN LOWER IF THE DISTRIBUTION FEE
     HAD NOT BEEN WAIVED FROM DECEMBER 31, 2002 TO MARCH 31, 2003.

(3)  THE CITIGROUP INFLATION-LINKED INDEX IS NOT SUBJECT TO THE TAX CODE
     DIVERSIFICATION AND OTHER REGULATORY REQUIREMENTS LIMITING THE TYPE AND
     AMOUNT OF SECURITIES THAT THE FUND MAY OWN. SEE OBJECTIVES, STRATEGIES AND
     RISKS, PAGE 5.

(4)  THE INDEX REPRESENTS A BLEND THAT IS 55% CITIGROUP INFLATION-LINKED INDEX,
     25% CITIGROUP 1-TO 3-YEAR GOVERNMENT SPONSORED INDEX, AND 20% CITIGROUP
     15-YEAR MORTGAGE INDEX.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance does not predict how the fund will perform in the future.

------
3

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. It only includes fees and expenses of the fund; it does not include the fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses presented below would have been higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                DISTRIBUTION                    TOTAL ANNUAL
                  MANAGEMENT    AND SERVICE       OTHER         FUND OPERATING
                  FEE(1)        (12B-1) FEES(2)   EXPENSES(3)   EXPENSES
-------------------------------------------------------------------------------
VP Inflation
Protection
    Class II      0.50%         0.25%             0.00%         0.75%
-------------------------------------------------------------------------------

(1)  THE FUND HAS A STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE
     RATE GENERALLY DECREASES AS FUND ASSETS INCREASE AND INCREASES AS FUND
     ASSETS DECREASE.

(2)  THE 12B-1 FEE IS USED TO COMPENSATE INSURANCE COMPANIES FOR DISTRIBUTION
     AND OTHER SHAREHOLDER SERVICES. FOR MORE INFORMATION, SEE SERVICE FEES AND
     DISTRIBUTION FEES, PAGE 14.

(3)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. They do not include fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses would have been higher. Of course your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
-------------------------------------------------------------------------------
Class II
    VP Inflation Protection     $76        $239        $416        $928
-------------------------------------------------------------------------------

------
4

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund invests substantially all of its assets in investment-grade debt securities. To help protect against U.S. inflation, under normal conditions the fund will invest over 50% of its assets in inflation-adjusted debt securities.
These securities include inflation-indexed U.S. Treasury securities guaranteed by the direct full faith and credit of the U.S. government, inflation-indexed securities issued by U.S. government agencies and instrumentalities other than the U.S. Treasury, and inflation-indexed securities issued by entities other than the U.S. Treasury or U.S. government agencies and instrumentalities
(including corporations and foreign governments). Inflation-indexed securities are designed to protect the future purchasing power of the money invested in them.

The fund also may invest in debt securities that are not inflation-indexed. Such investments may include other investment-grade debt securities, including mortgage-backed and asset-backed securities, whether issued by the U.S.
government, its agencies or instrumentalities, corporations or other non-governmental issuers. The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), provided that such instruments are in keeping with the fund's investment objective. The fund may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the fund may purchase securities in advance to generate additional income.

The fund managers are not limited to a specific weighted average maturity range.
However, the fund managers monitor the fund's weighted average maturity and seek to adjust it as appropriate, taking into account market conditions, the current inflation rate and other relevant factors. For instance, during periods of rising interest rates, the fund managers may adopt a shorter portfolio maturity in order to reduce the effect of bond price declines on the fund's value. When interest rates are falling and bond prices are rising, they may adopt a longer portfolio maturity.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or cash-equivalent securities. To the extent the fund assumes a defensive position, it will not be pursuing its investment objectives.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Inflation-indexed securities offer a return linked to inflation. They are designed to protect investors from a loss of value due to inflation. However, inflation-indexed securities are still subject to the effects of changes in market interest rates caused by factors other than inflation, or so-called REAL
INTEREST RATES. Because inflation-indexed securities trade at prevailing real, or after-inflation, interest rates, changes in these rates affect the value of such securities owned by the fund. Generally, when real interest rates rise, the value of these securities will decline. The opposite is true when real interest rates decline.

               [GRAPHIC OF TRIANGLE]

               THE REAL INTEREST RATE IS THE CURRENT MARKET INTEREST RATE MINUS
               THE MARKET'S INFLATION EXPECTATIONS.

------
5

Although an investment in inflation-indexed securities issued by entities other than the U.S. Treasury or U.S. government and its agencies and instrumentalities increases the potential credit risk associated with the fund, the fund will attempt to mitigate this additional risk by limiting its investments to issuers whose credit has been rated investment grade or higher, or, if unrated, determined to be of equivalent credit quality by the advisor.

Due to Internal Revenue Code provisions governing insurance product funds, no more than 55% of the fund's assets may be invested in securities issued by the same entity, such as the U.S. Treasury. Because the number of inflation-adjusted debt securities issued by other entities is limited, the fund may have a substantial position in non-inflation-adjusted securities. To the extent that this is the case, that portion of the portfolio will not be automatically protected from inflation.

The fund invests in mortgage- and asset-backed securities. When borrowers refinance their mortgages to take advantage of declining interest rates, their existing mortgages are prepaid. The mortgages, which back the mortgage-backed securities purchased by the fund, may be prepaid in this fashion. Likewise, borrowers may prepay the credit card or automobile trade receivables, home equity loans, corporate loans or bonds or other assets underlying the fund's asset-backed securities. When this happens, the fund will be required to purchase new securities at current market rates, which will usually be lower.
Because of this prepayment risk, the fund may benefit less from declining interest rates than other funds.

The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including, liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the swap agreement. Gains or losses involving some futures, options, and other derivatives may be substantial -- in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the fund.

The fund may invest in inflation-indexed securities issued by foreign governments, agencies or instrumentalities. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. securities. To the extent the fund invests in foreign securities, the overall risk of the fund could be affected.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

The fund is offered only to insurance companies for the purpose of offering the fund as an investment option under variable annuity or variable life insurance contracts. Although the fund does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the fund might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, the fund's Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund, and the fund might be forced to sell securities at disadvantageous prices to redeem such investments.

------
6

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, also called a fixed-income security, it is essentially lending money to the security's issuer. Notes, bonds, commercial paper and U. S. Treasury securities are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the debt security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by

*  determining which debt securities help a fund meet its maturity requirements

*  identifying debt securities that satisfy a fund's credit quality standards

*  evaluating current economic conditions and assessing the risk of inflation

*  evaluating special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called the WEIGHTED AVERAGE MATURITY. The following chart shows how fund managers would calculate the weighted average maturity for a fund that owned only two debt securities.

               [GRAPHIC OF TRIANGLE]

               WEIGHTED AVERAGE MATURITY IS A TOOL THE FUND MANAGERS USE TO
               APPROXIMATE THE REMAINING TERM TO MATURITY OF A FUND'S INVESTMENT
               PORTFOLIO.

                      AMOUNT OF         PERCENT OF    REMAINING     WEIGHTED
                      SECURITY OWNED    PORTFOLIO     MATURITY      MATURITY
-------------------------------------------------------------------------------
Debt Security A       $100,000          25%           4 years        1 year
-------------------------------------------------------------------------------
Debt Security B       $300,000          75%           12 years       9 years
-------------------------------------------------------------------------------
Weighted Average
Maturity                                                            10 years
-------------------------------------------------------------------------------

TYPES OF RISK

The basic types of risk the fund faces are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. Because the fund invests primarily in debt securities, changes in interest rates will affect the fund's performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect a fund's performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

------
7

The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:

REMAINING            CURRENT          PRICE AFTER          CHANGE
MATURITY             PRICE            1% INCREASE          IN PRICE
-------------------------------------------------------------------------------
1 year               $100.00          $99.06                -0.94%
-------------------------------------------------------------------------------
3 years              $100.00          $97.38                -2.62%
-------------------------------------------------------------------------------
10 years             $100.00          $93.20                -6.80%
-------------------------------------------------------------------------------
30 years             $100.00          $88.69               -11.31%
-------------------------------------------------------------------------------

               [GRAPHIC OF TRIANGLE]

               THE LONGER A FUND'S WEIGHTED AVERAGE MATURITY, THE MORE SENSITIVE
               IT IS TO INTEREST RATE CHANGES.

Credit Risk

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment. A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

The fund managers do not invest solely on the basis of a debt security's credit rating; they also consider other factors, including potential returns. Higher credit ratings usually mean lower interest rate payments, so investors often purchase debt securities that aren't the highest rated to increase return. If a fund purchases lower-rated debt securities, it assumes additional credit risk.

Credit quality may be lower when the issuer has any of the following: a high debt level, a short operating history, a difficult, competitive environment and a less stable cash flow.

Liquidity Risk

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

The fund engages in a variety of investment techniques as it pursues its investment objective. Each technique has its own characteristics, and may pose some level of risk to the fund. To learn more about these techniques, you should review the Statement of Additional Information before making an investment.

------
8

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the directors are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the fund during the most recent fiscal year, the advisor received a unified management fee of 0.50% of the average net assets of the Class II shares of the fund. The rate of the management fee for the fund is determined monthly on a class-by-class basis using a two-step formula that takes into account the fund's strategy (money market, bond or equity) and the total amount of mutual fund assets the advisor manages. The management fee is paid monthly in arrears.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The fund is managed by the Taxable Bond team whose members are identified below.

G. DAVID MACEWEN

Mr. MacEwen, Chief Investment Officer - Fixed Income and Senior Vice President,
has been a member of the team since July 2001. He joined American Century in May
1991 as a Municipal Portfolio Manager. He has a bachelor's degree in economics from Boston University and an MBA in finance from the University of Delaware.

ROBERT V. GAHAGAN

Mr. Gahagan, Senior Vice President and Senior Portfolio Manager, has been a member of the team since October 1986. He joined American Century in 1983. He has a bachelor's degree in economics and an MBA from the University of Missouri
- Kansas City.

------
9

JEREMY FLETCHER

Mr. Fletcher, Vice President and Portfolio Manager, has been a member of the team since August 1997. He joined American Century in October 1991 as an
Investor Relations Representative. He has bachelor's degrees in economics and mathematics from Claremont McKenna College. He is a CFA charterholder.

ALEJANDRO H. AGUILAR

Mr. Aguilar, Vice President and Senior Portfolio Manager, has been a member of the team since joining American Century in October 2003. Prior to joining
American Century, he was an Investment Officer with CalPERS from July 2002 to
September 2003 and Director of Portfolio Management at TIAA-CREF from May 1997 to April 2002. He has a bachelor's degree in economics from the University of
Michigan. He is a CFA charterholder.

CASEY COLTON

Mr. Colton, Vice President and Senior Portfolio Manager, has been a member of the team since January 1994. Mr. Colton joined American Century in 1990. He has a bachelor's degree in business administration from San Jose State University and a master's degree from the University of Southern California. He is a CFA charterholder and a Certified Public Accountant.

MICHAEL DIFLEY

Mr. Difley, Vice President and Portfolio Manager, has been a member of the team since September 1997. He joined American Century as a Senior Corporate Credit
Analyst in July 1996 and was promoted to Portfolio Manager in November 2001. He has a B.S. in business administration (finance concentration) from California
Polytechnic State University - San Luis Obispo. He is a Certified Public
Accountant and a CFA charterholder.

JEFFREY L. HOUSTON

Mr. Houston, Vice President and Senior Portfolio Manager, has been a member of the team since June 1995. He joined American Century as an Investment Analyst in
November 1990 and was promoted to Portfolio Manager in 1994. He has a bachelor of arts from the University of Delaware and an MPA from Syracuse University. He is a CFA charterholder.

BRIAN HOWELL

Mr. Howell, Vice President and Senior Portfolio Manager, has been a member of the team since May 1998. He joined American Century in 1988. He has a bachelor's degree in mathematics/statistics and an MBA from the University of California -
Berkeley.

JAMES E. PLATZ

Mr. Platz, Vice President and Senior Portfolio Manager, has been a member of the team since joining American Century in October 2003. Prior to joining American
Century, he was a Vice President and Senior Portfolio Manager at Standish Mellon
Asset Management from July 1995 to September 2003. He has a bachelor's degree in economics and history from the University of California - Berkeley and an MBA in finance from the University of Southern California. He is a CFA charterholder.

JOHN F. WALSH

Mr. Walsh, Vice President and Portfolio Manager, has been a member of the team since February 1996. He joined American Century in February 1996 as an
Investment Analyst and was promoted to Portfolio Manager in September 1997. He has a bachelor's degree in marketing from Loyola Marymount University and an MBA in finance from Creighton University.

------
10

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objective of the fund may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

FEES AND EXPENSES

The fees and expenses set forth herein are those of the fund only; for the fees and expenses associated with your variable annuity or variable life insurance contract, please consult your insurance product prospectus.

Because this fund is offered as an investment option under certain types of insurance contracts, the insurance company offering the fund performs recordkeeping and administrative services for fund shareholders that would otherwise be performed by American Century's transfer agent. In some circumstances, the advisor will pay the insurance company a fee for performing those services. Also, the advisor or the fund's distributor may make payments for various additional services or other expenses out of their past profits or other available sources. Such expenses may include distribution services, shareholder services or marketing, promotional or related expenses. The amount of any payments described by this paragraph is determined by the advisor or the distributor and is not paid by you.

------
11

SHARE PRICE, DISTRIBUTIONS AND TAXES

PURCHASE AND REDEMPTION OF SHARES

For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

ABUSIVE TRADING PRACTICES

Excessive, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. However, American
Century cannot identify individual investors who are engaging in abusive trading practices because the insurance company offering the fund has the exclusive relationship with, and maintains the account records of, the individual investors in the fund. Therefore, American Century monitors aggregate trades placed in these insurance company separate accounts, and seeks to work with each insurance company to discourage investors from engaging in abusive trading practices and to impose restrictions on the frequency of round-trip trades.
There may be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in this fund may be limited.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

SHARE PRICE

American Century determines the net asset value (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed
(including certain U.S. holidays), we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If the advisor determines that the current market price of a security owned by a non-money market fund is not readily available, the advisor may determine its fair value in accordance with procedures adopted by the fund's board.
Circumstances that may cause the advisor to determine the fair value of a security held by the fund include, but are not limited to:

*  an event occurs after the close of the foreign exchange on which a portfolio security principally trades, but before the close of the Exchange, that is likely to have changed the value of the security

*  a debt security has been declared in default

*  trading in a security has been halted during the trading day

*  the demand for the security (as reflected by its trading volume) is insufficient for quoted prices to be reliable

------
12

If such circumstances occur, the advisor may determine the security's fair value if the fair value determination would materially impact the fund's net asset value. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by a fund's board.

Trading of securities in foreign markets may not take place every day the
Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after the insurance company separate account receives your transaction request in good order.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means a fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities. The fund pays distributions from net income monthly. The fund generally pays distributions from capital gains, if any, once a year in March. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

               [GRAPHIC OF TRIANGLE]

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
               AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions, when they are declared, starting on the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.

Provided that all shareholders agree, the fund may utilize the consent dividend provision of Internal Revenue Code section 565 which treats the income earned by the fund as distributed to the shareholders as of the end of the taxable year.

TAXES

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

------
13

MULTIPLE CLASS INFORMATION

American Century offers two classes of the fund: Class I and Class II. The shares offered by this Prospectus are Class II shares. All classes are offered exclusively to insurance companies to fund their obligations under the variable annuity and variable life contracts purchased by their clients.

Class I and Class II shares have different fees and expenses. The difference in the fee structures between the classes is the result of their separate arrangements for distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services.
Accordingly, the core investment advisory expenses do not vary by class.
Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-378-9878.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting that class; and (d) each class may have different exchange privileges.

SERVICE FEES

Insurance companies selling the fund perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund's distributor may make payments for various additional services or other expenses out of their past profits or other available sources. Such expenses may include distribution services, shareholder services or marketing, promotional or related expenses. The amount of any payments described by this paragraph is determined by the advisor or the distributor and is not paid by you.

DISTRIBUTION FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The fund's Class II shares have a 12b-1 Plan. Under the Plan, the fund's Class II pays the distributor an annual fee of 0.25% of Class II average net assets for distribution services, including past distribution services. The distributor pays all or a portion of such fees to the insurance companies that make Class II shares available. Because these fees are used to pay for services that are not related to prospective sales of the fund, the class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plan and its terms, see MULTIPLE CLASS STRUCTURE - MASTER DISTRIBUTION PLAN in the
Statement of Additional Information.

------
14

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by PricewaterhouseCoopers LLP, independent auditors. Their Independent Auditors' Report and the financial statements are included in the fund's Annual Report, which is available upon request.

------
15

VP INFLATION PROTECTION FUND

Class II

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                            2003       2002(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $10.00       $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------
  Net Investment Income                                     0.24          --(2)
-------------------------------------------------------
  Net Realized and Unrealized Gain                          0.31          --(2)
--------------------------------------------------------------------------------
  Total From Investment Operations                          0.55          --(2)
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------
  From Net Investment Income                               (0.24)         --(2)
-------------------------------------------------------
  From Net Realized Gains                                    --(2)        --
--------------------------------------------------------------------------------
  Total Distributions                                      (0.24)         --(2)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                            $10.31       $10.00
================================================================================
  TOTAL RETURN(3)                                           5.61%        0.00%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets(4)        0.74%     0.50%(5)
-------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets(4)     2.00%     0.25%(5)
-------------------------------------------------------
Portfolio Turnover Rate                                      198%           0%
-------------------------------------------------------
Net Assets, End of Period (in thousands)                  $33,829       $3,000
--------------------------------------------------------------------------------

(1)  DECEMBER 31, 2002 (INCEPTION).

(2)  PER SHARE AMOUNT WAS LESS THAN $0.005.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED.

(4)  ACIM WAIVED THE DISTRIBUTION FEE FROM DECEMBER 31, 2002 THROUGH MARCH 31,
     2003. IN ABSENCE OF THE WAIVER, THE ANNUALIZED RATIOS OF OPERATING EXPENSES
     TO AVERAGE NET ASSETS AND NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD
     HAVE BEEN 0.75% AND 1.99% FOR THE YEAR ENDED DECEMBER 31, 2003 AND 0.75%
     AND 0.00% FOR THE PERIOD ENDED DECEMBER 31, 2002, RESPECTIVELY.

(5)  ANNUALIZED.

------
16

NOTES

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17

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting the insurance company from which you purchased the fund or American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON             SEC Public Reference Room
                      Washington, D.C.
                      Call 202-942-8090 for location and hours.

ON THE INTERNET       * EDGAR database at www.sec.gov
                      * By email request at publicinfo@sec.gov

BY MAIL               SEC Public Reference Section
                      Washington, D.C. 20549-0102

This Prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Investment Company Act File No. 811-10155

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878 or 816-531-5575

0405
SH-PRS-37169

American Century
Investments
statement of
additional information

MAY 1, 2004

American Century Variable Portfolios II, Inc.

VP Inflation Protection Fund

THIS STATEMENT OF ADDITIONAL INFORMATION ADDS TO THE DISCUSSION IN THE FUND'S
PROSPECTUSES, DATED MAY 1, 2004, BUT IS NOT A PROSPECTUS. THE STATEMENT OF
ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FUND'S CURRENT
PROSPECTUSES. IF YOU WOULD LIKE A COPY OF A PROSPECTUS, PLEASE CONTACT THE
INSURANCE COMPANYFROM WHICH YOU PURCHASED THE FUND OR CONTACT US AT ONE OF THE
ADDRESSES OR TELEPHONE NUMBERS LISTED ON THE BACK COVER.

THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES BY REFERENCE CERTAIN
INFORMATION THAT APPEARS IN THE FUND'S ANNUAL AND SEMIANNUAL REPORTS, WHICH ARE
DELIVERED TO ALL SHAREHOLDERS. YOU MAY OBTAIN A FREE COPY OF THE FUND'S ANNUAL
OR SEMIANNUAL REPORT BY CALLING 1-800-378-9878.

American Century
Investment Services, Inc.

[american century logo and text logo]

The American Century logo, American Century and American Century Investments are service marks of American Century Services Corporation.

1

THE FUND'S HISTORY

American Century Variable Portfolios II, Inc. is a registered open-end management investment company that was organized as a Maryland corporation on
September 19, 2000. Throughout this Statement of Additional Information, we refer to American Century Variable Portfolios II, Inc. as the Corporation.

The fund described in this Statement of Additional Information is a separate series of the Corporation. The Corporation may issue other series; each fund would operate for many purposes as if it were an independent company from any such future series. The fund has its own investment objective, strategy, management team, assets and tax identification and stock registration numbers.

FUND                                           INCEPTION DATE
--------------------------------------------------------------------------------
VP Inflation Protection Fund
--------------------------------------------------------------------------------
   Class I                                     N/A
--------------------------------------------------------------------------------
   Class II                                    12/31/02
--------------------------------------------------------------------------------

FUND INVESTMENT GUIDELINES

This section explains the extent to which the fund's advisor, American Century
Investment Management, Inc., can use various investment vehicles and strategies in managing the fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, INVESTMENT STRATEGIES AND
RISKS which begins on page 4. In the case of the fund's principal investment strategies, these descriptions elaborate upon discussion contained in the
Prospectus.

VP Inflation Protection is diversified as defined in the Investment Company Act of 1940. Diversified means that, with respect to 75% of its total assets, the fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer (other than U.S. government securities).

To meet federal tax requirements for qualification as a regulated investment company, the fund must limit its investments so that at the close of each quarter of its taxable year

(1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and

(2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

2

PORTFOLIO COMPOSITION

VP Inflation Protection

VP Inflation Protection pursues its investment objective by investing in inflation-indexed U.S. Treasury securities that are backed by the full faith and credit of the U.S. government and indexed or otherwise structured by the U.S.
Treasury to provide protection against inflation. Inflation-indexed securities may be issued by the U.S. Treasury in the form of notes or bonds. The fund also may invest in inflation-indexed securities issued by U.S. government agencies and instrumentalities other than the U. S. Treasury. In addition, the fund may invest in inflation-indexed securities issued by entities other than the U.S.
Treasury or the U.S. government and its agencies and instrumentalities, including foreign inflation-indexed securities. VP Inflation Protection also may invest in U.S. Treasury securities that are not indexed to inflation for liquidity and total return purposes, or if at any time the fund managers believe there is an inadequate supply of appropriate inflation-indexed securities in which to invest or when such investments are required as a temporary defensive measure. Such investments may include other investment-grade debt securities, including mortgage-backed and asset-backed securities, whether issued by the
U.S. government, its agencies or instrumentalities, corporations or other non-governmental issuers. The fund also may invest in nonleveraged futures and options and forward currency exchange contracts. VP Inflation Protection's portfolio may consist of any combination of these securities consistent with investment strategies employed by the advisor. While VP Inflation Protection seeks to provide a measure of inflation protection to its investors, there is no assurance that the fund will provide less risk than a fund investing in conventional fixed-principal securities.

There are no maturity or duration restrictions for the securities in which VP
Inflation Protection may invest. The U.S. Treasury has issued inflation-indexed
Treasury securities with five-year, 10-year and 30-year maturities.

VP Inflation Protection may be appropriate for investors who are seeking to protect all or a part of their investment portfolio from the effects of inflation.

Traditional fixed-principal notes and bonds pay a stated return or rate of interest and are redeemed at their par amount. Inflation during the period that the securities are outstanding will diminish the future purchasing power of the money invested. VP Inflation Protection is designed to serve as a vehicle to protect against this diminishing effect.

VP Inflation Protection is designed to provide total return consistent with an investment in inflation-indexed securities. VP Inflation Protection's yield will reflect both the inflation-adjusted interest income and the inflation adjustment to principal, which are features of inflation-indexed securities. The current income generated by VP Inflation Protection will vary with month-to-month changes in the Consumer Price Index or other inflation index and may be substantially more or substantially less than traditional fixed-principal securities.

There are special investment risks, particularly share price volatility and potential adverse tax consequences, associated with investment in inflation-indexed securities. These risks are described in the section titled
INVESTMENT STRATEGIES AND RISKS on page 4. You should read that section carefully to make sure you understand the nature of VP Inflation Protection before you invest in the fund.

3

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes various investment vehicles and techniques the fund managers can use in managing the fund's assets. It also details the risks associated with each, because each investment vehicle and strategy contributes to the fund's overall risk profile.

Commercial Paper

Commercial paper (CP) is issued by utility, financial, and industrial companies and supranational organizations and foreign governments and their agencies and instrumentalities. Rating agencies assign ratings to CP issuers indicating the agencies' assessment of credit risk. Investment-grade CP ratings assigned by four rating agencies are provided in the following table.

                  MOODY'S INVESTORS   STANDARD   DUFF &         FITCH INVESTORS
                  SERVICE, INC.       & POOR'S   PHELPS, INC.   SERVICE, INC.
--------------------------------------------------------------------------------
Highest Ratings   Prime-1             A-1/A-1+   D-1/D-1+       F-1/F-1+
--------------------------------------------------------------------------------
                  Prime-2             A-2        D-2            F-2
--------------------------------------------------------------------------------
                  Prime-3             A-3        D-3            F-3
--------------------------------------------------------------------------------

Some examples of CP and CP issuers are provided in the following paragraphs.

Domestic CP is issued by U.S. industrial and finance companies, utility companies, thrifts and bank holding companies. Foreign CP is issued by non-U.S.
industrial and finance companies and financial institutions. Domestic and foreign corporate issuers occasionally have the underlying support of a well-known, highly rated commercial bank or insurance company. Bank support is provided in the form of a letter of credit (an LOC) or irrevocable revolving credit commitment (an IRC). Insurance support is provided in the form of a surety bond.

Bank holding company CP is issued by the holding companies of many well-known domestic banks, including Citicorp, J.P. Morgan Chase Bank and First Union
National Bank. Bank holding company CP may be issued by the parent of a money center or regional bank.

Thrift CP is issued by major federal or state-chartered savings and loan associations and savings banks.

Schedule B Bank CP is short-term, U.S. dollar-denominated CP issued by Canadian subsidiaries of non-Canadian banks (Schedule B banks). Whether issued as commercial paper, a certificate of deposit or a promissory note, each instrument issued by a Schedule B bank ranks equally with any other deposit obligation. CP issued by Schedule B banks provides an investor with the comfort and reduced risk of a direct and unconditional parental bank guarantee. Schedule B instruments generally offer higher rates than the short-term instruments of the parent bank or holding company.

Asset-backed CP is issued by corporations through special programs. In a typical program, a special purpose corporation (SPC), created and/or serviced by a bank or other financial institution, uses the proceeds from an issuance of commercial paper to purchase receivables or other financial assets from one or more corporations (sellers). The sellers transfer their interest in the receivables or other financial assets to the SPC, and the cash flow from the receivables or other financial assets is used to pay interest and principal on the commercial paper. Letters of credit or other forms of credit enhancement may be available to cover the risk that the cash flow from the receivables or other financial assets will not be sufficient to cover the maturing commercial paper.

4

U.S. Government Securities

The fund may invest in U.S. government securities, including bills, notes and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some U.S. government securities are supported by the direct full faith and credit pledge of the U.S.
government; others are supported by the right of the issuer to borrow from the
U.S. Treasury; others, such as securities issued by the Federal National
Mortgage Association (FNMA), are supported by the discretionary authority of the
U.S. government to purchase the agencies' obligations; and others are supported only by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the U.S. government will provide financial support to an instrumentality it sponsors when it is not obligated by law to do so.

U.S. Treasury bills, notes, zero-coupon bonds and other bonds are direct obligations of the U.S. Treasury, which has never failed to pay interest and repay principal when due. Treasury bills have initial maturities of one year or less, Treasury notes from two to 10 years, and Treasury bonds more than 10 years. Although U.S. Treasury securities carry little principal risk if held to maturity, the prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates.

A number of U.S. government agencies and instrumentalities issue debt securities. These agencies generally are created by Congress to fulfill a specific need, such as providing credit to home buyers or farmers. Among these agencies are the Federal Home Loan Banks, the Federal Farm Credit Banks, the
Student Loan Marketing Association and the Resolution Funding Corporation.

Some agency securities are backed by the full faith and credit pledge of the
U.S. government, and some are guaranteed only by the issuing agency. Agency securities typically offer somewhat higher yields than U.S. Treasury securities with similar maturities. However, these securities may involve greater risk of default than securities backed by the U.S. Treasury.

Interest rates on agency securities may be fixed for the term of the investment
(fixed-rate agency securities) or tied to prevailing interest rates
(floating-rate agency securities). Interest rate resets on floating-rate agency securities generally occur at intervals of one year or less, based on changes in a predetermined interest rate index.

Floating-rate agency securities frequently have caps limiting the extent to which coupon rates can be raised. The price of a floating-rate agency security may decline if its capped coupon rate is lower than prevailing market interest rates. Fixed- and floating-rate agency securities may be issued with a call date
(which permits redemption before the maturity date). The exercise of a call may reduce an obligation's yield to maturity.

Interest Rate Resets on Floating-Rate U.S. Government Agency Securities

Interest rate resets on floating-rate U.S. government agency securities generally occur at intervals of one year or less in response to changes in a predetermined interest rate index. There are two main categories of indices:
those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost-of-funds index. Commonly used indices include the three-month, six-month and one-year Treasury bill rates; the two-year Treasury note yield; the Eleventh District Federal Home Loan Bank Cost of Funds Index
(EDCOFI); and the London Interbank Offered Rate (LIBOR). Fluctuations in the
prices of floating-rate U.S. government agency securities are typically attributed to differences between the coupon rates on these securities and prevailing market interest rates between interest rate reset dates.

5

Repurchase Agreements

The fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of the fund.

A repurchase agreement occurs when, at the time a fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

Repurchase agreements maturing in more than seven days would count toward the fund's 15% limit on illiquid securities.

Portfolio Lending

In order to realize additional income, the fund managers may lend portfolio securities. Such loans may not exceed one-third of the fund's net assets valued at market except

*  through the purchase of debt securities in accordance with its investment objective, policies and limitations, or

*  by engaging in repurchase agreements with respect to portfolio securities.

When-Issued and Forward Commitment Agreements

The fund may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date.

For example, a fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls, (buy/sell back transactions), cash and carry, or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing securities on a when-issued or forward commitment basis, the fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of the security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

6

In purchasing securities on a when-issued or forward commitment basis, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves
(which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

As an operating policy, VP Inflation Protection will not commit more than 35% of its total assets to when-issued or forward commitment agreements (including dollar rolls or buy/sell back transactions). If fluctuations in the value of securities held cause more than 35% of the fund's total assets to be committed under such agreements, the fund managers need not sell such agreements, but they will be restricted from entering into further agreements on behalf of the fund until the percentage of assets committed to such agreements is below 35% of total assets.

Restricted and Illiquid Securities

The fund may, from time to time, purchase restricted or illiquid securities when they present attractive investment opportunities that otherwise meet the fund's criteria for selection. "Restricted securities" include securities that cannot be sold to the public without registration under the Securities Act of 1933 or the availability of an exemption from registration (such as rules 144 or 144A), or that are "not readily marketable" because they are subject to other legal or contractual delays in or restrictions on resale. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
Securities and Exchange Commission (SEC) has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by
Rule 144A, the Board of Directors has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the fund managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for restricted securities is generally limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. The fund will not acquire illiquid securities if, as a result, illiquid securities would comprise more than 15% of the value of the fund's net assets.

7

Foreign Currency Transactions and Forward Exchange Contracts

The fund may conduct foreign currency transactions on a spot basis (i.e., cash)
or forward basis (i.e., by entering into forward currency exchange contracts, currency options and futures transactions to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such transactions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies.

Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually larger commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following summarizes the principal currency management strategies involving forward contracts. The fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

(1) SETTLEMENT HEDGES OR TRANSACTION HEDGES. When the fund managers wish to lock in the U.S. dollar price of a foreign currency denominated security when a fund is purchasing or selling the security, the fund may enter into a forward contract to do so. This type of currency transaction, often called a
    "settlement hedge" or "transaction hedge," protects the fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received (i.e., settled). Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the fund managers. This strategy is often referred to as "anticipatory hedging."

(2) POSITION HEDGES. When the fund managers believe that the currency of a particular foreign country may suffer substantial decline against the U.S.
    dollar, a fund may enter into a forward contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. This use of a forward contract is sometimes referred to as a "position hedge." For example, if a fund owned securities denominated in
    Euro, it could enter into a forward contract to sell Euro in return for U.S.
    dollars to hedge against possible declines in the Euro's value. This hedge would tend to offset both positive and negative currency fluctuations, but would not tend to offset changes in security values caused by other factors.

    A fund could also hedge the position by entering into a forward contract to sell another currency expected to perform similarly to the currency in which the fund's existing investments are denominated. This type of hedge, often called a "proxy hedge," could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple position hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

    The precise matching of forward contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the managers believe that it is important to have flexibility to enter into such forward contracts when they determine that a fund's best interests may be served.

8

    At the maturity of the forward contract, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an "offsetting" forward contract with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.

    It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

(3) SHIFTING CURRENCY EXPOSURE. A fund may also enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to foreign currency, or from one foreign currency to another foreign currency. This strategy tends to limit exposure to the currency sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another currency. For example, if the fund managers believed that the U.S. dollar may suffer a substantial decline against the Euro, they could enter into a forward contract to purchase Euros for a fixed amount of U.S. dollars. This transaction would protect against losses resulting from a decline in the value of the U.S. dollar, but would cause the fund to assume the risk of fluctuations in the value of the Euro.

Successful use of currency management strategies will depend on the fund management team's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency rates and could result in losses to a fund if currencies do not perform as the fund managers anticipate. For example, if a currency's value rose at a time when the fund manager hedged a fund by selling the currency in exchange for
U.S. dollars, a fund would not participate in the currency's appreciation.
Similarly, if the fund managers increase a fund's exposure to a currency and that currency's value declines, a fund will sustain a loss. There is no assurance that the fund managers' use of foreign currency management strategies will be advantageous to a fund or that they will hedge at appropriate times.

The fund will cover outstanding forward contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that the fund is not able to cover its forward currency positions with underlying portfolio securities, the fund's custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of the fund's commitments under forward contracts entered into with respect to position hedges, settlement hedges and anticipatory hedges.

Zero-Coupon U.S. Treasury Securities and their Equivalents

Zero-coupon U.S. Treasury securities (or zeros) are the unmatured interest coupons and underlying principal portions of U.S. Treasury bonds. Unlike traditional U.S. Treasury securities, these securities are sold at a discount to their face value and all of the interest and principal is paid when the securities mature. Originally, these securities were created by broker-dealers who bought Treasury bonds and deposited these securities with a custodian bank.
The broker-dealers then sold receipts representing ownership interests in the coupons or principal portions of the bonds. Some examples of zero-coupon securities sold through custodial receipt programs are CATS (Certificates of
Accrual on Treasury Securities), TIGRs (Treasury Investment Growth Receipts) and
generic TRs (Treasury Receipts).

9

The U.S. Treasury subsequently introduced a program called Separate Trading of
Registered Interest and Principal of Securities (STRIPS), through which it exchanges eligible securities for their component parts and then allows the component parts to trade in book-entry form. STRIPS are direct obligations of the U.S. government and have the same credit risks as other U.S. Treasury securities.

Zero-coupon Treasury equivalent securities are government agency debt securities that are ultimately backed by obligations of the U.S. Treasury and are considered by the market place to be backed by the full faith and credit of the
U.S. Treasury. These securities are created by financial institutions (like broker-dealers) and by U.S. government agencies. For example, the Resolution
Funding Corporation (REFCORP) issues bonds whose interest payments are guaranteed by the U.S. Treasury and whose principal amounts are secured by zero-coupon U.S. Treasury securities held in a separate custodial account at the
Federal Reserve Bank of New York. The principal amount and maturity date of
REFCORP bonds are the same as the par amount and maturity date of the corresponding zeros; upon maturity, REFCORP bonds are repaid from the proceeds of the zeros. REFCORP zeros are the unmatured coupons and principal portions of
REFCORP bonds.

The U.S. government may issue securities in zero-coupon form. These securities are referred to as original issue zero-coupon securities.

Zero-Coupon U.S. Government Agency Securities

A number of U.S. government agencies issue debt securities. These agencies generally are created by Congress to fulfill a specific need, such as providing credit to homebuyers or farmers. Among these agencies are the Farm Home Loan
Banks, the Federal Farm Credit Banks, and the Student Loan Marketing
Association.

Zero-coupon U.S. government agency securities operate in all respects like zero-coupon Treasury securities and their equivalents, except that they are created by separating a U.S. government agency bond's interest and principal payment obligations. The final maturity value of a zero-coupon U.S. government agency security is a debt obligation of the issuing agency. Some agency securities are backed by the full faith and credit pledge of the U.S.
government, while others are guaranteed only by the issuing agency. Agency securities typically offer somewhat higher yields than U.S. Treasury securities with similar maturities. However, these securities may involve greater risk of default than securities backed by the U.S. Treasury.

Securities issued by U.S. government agencies in zero-coupon form are referred to as original issue zero-coupon securities.

Mortgage-Backed Securities

BACKGROUND

A mortgage-backed security represents an ownership interest in a pool of mortgage loans. The loans are made by financial institutions to finance home and other real estate purchases. As the loans are repaid, investors receive payments of both interest and principal.

Like fixed-income securities such as U.S. Treasury bonds, mortgage-backed securities pay a stated rate of interest during the life of the security.
However, unlike a bond, which returns principal to the investor in one lump sum at maturity, mortgage-backed securities return principal to the investor in increments during the life of the security.

Because the timing and speed of principal repayments vary, the cash flow on mortgage-backed securities is irregular. If mortgage holders sell their homes, refinance their loans, prepay their mortgages or default on their loans, the principal is distributed pro rata to investors.

10

As with other fixed-income securities, the prices of mortgage-backed securities fluctuate in response to changing interest rates; when interest rates fall, the prices of mortgage-backed securities rise, and vice versa. Changing interest rates have additional significance for mortgage-backed securities investors, however, because they influence prepayment rates (the rates at which mortgage holders prepay their mortgages), which in turn affect the yields on mortgage-backed securities. When interest rates decline, prepayment rates generally increase. Mortgage holders take advantage of the opportunity to refinance their mortgages at lower rates with lower monthly payments. When interest rates rise, mortgage holders are less inclined to refinance their mortgages. The effect of prepayment activity on yield depends on whether the mortgage-backed security was purchased at a premium or at a discount.

The fund may receive principal sooner than it expected because of accelerated prepayments. Under these circumstances, the fund might have to reinvest returned principal at rates lower than it would have earned if principal payments were made on schedule. Conversely, a mortgage-backed security may exceed its anticipated life if prepayment rates decelerate unexpectedly. Under these circumstances, a fund might miss an opportunity to earn interest at higher prevailing rates.

GNMA CERTIFICATES

The Government National Mortgage Association (GNMA) is a wholly owned corporate instrumentality of the United States within the Department of Housing and Urban
Development. The National Housing Act of 1934 (Housing Act), as amended, authorizes GNMA to guarantee the timely payment of interest and repayment of principal on certificates that are backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or by Title V of the
Housing Act of 1949 (FHA Loans), or guaranteed by the Veterans' Affairs under the Servicemen's Readjustment Act of 1944 (VA Loans), as amended, or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. government is pledged to the payment of all amounts that may be required to be paid under any guarantee. GNMA has unlimited authority to borrow from the U.S. Treasury in order to meet its obligations under this guarantee.

GNMA certificates represent a pro rata interest in one or more pools of the following types of mortgage loans: (a) fixed-rate level payment mortgage loans;
(b) fixed-rate graduated payment mortgage loans (GPMs); (c) fixed-rate growing equity mortgage loans (GEMs); (d) fixed-rate mortgage loans secured by manufactured (mobile) homes (MHs); (e) mortgage loans on multifamily residential properties under construction (CLCs); (f) mortgage loans on completed multifamily projects (PLCs); (g) fixed-rate mortgage loans that use escrowed funds to reduce the borrower's monthly payments during the early years of the mortgage loans (buydown mortgage loans); and (h) mortgage loans that provide for payment adjustments based on periodic changes in interest rates or in other payment terms of the mortgage loans.

FANNIE MAE CERTIFICATES

The Federal National Mortgage Association (FNMA or Fannie Mae) is a federally chartered and privately owned corporation established under the Federal National
Mortgage Association Charter Act. Fannie Mae was originally established in 1938 as a U.S. government agency designed to provide supplemental liquidity to the mortgage market and was reorganized as a stockholder-owned and privately managed corporation by legislation enacted in 1968. Fannie Mae acquires capital from investors who would not ordinarily invest in mortgage loans directly and thereby expands the total amount of funds available for housing. This money is used to buy home mortgage loans from local lenders, replenishing the supply of capital available for mortgage lending.

11

Fannie Mae certificates represent a pro rata interest in one or more pools of
FHA Loans, VA Loans, or, most commonly, conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by a government agency) of the following types: (a) fixed-rate level payment mortgage loans; (b) fixed-rate growing equity mortgage loans; (c) fixed-rate graduated payment mortgage loans;
(d) adjustable-rate mortgage loans; and (e) fixed-rate mortgage loans secured by multifamily projects.

Fannie Mae certificates entitle the registered holder to receive amounts representing a pro rata interest in scheduled principal and interest payments
(at the certificate's pass-through rate, which is net of any servicing and guarantee fees on the underlying mortgage loans), any principal prepayments, and a proportionate interest in the full principal amount of any foreclosed or otherwise liquidated mortgage loan. The full and timely payment of interest and repayment of principal on each Fannie Mae certificate is guaranteed by Fannie
Mae; this guarantee is not backed by the full faith and credit of the U.S.
government.

FREDDIE MAC CERTIFICATES

The Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) is a corporate instrumentality of the United States created pursuant to the Emergency Home
Finance Act of 1970 (FHLMC Act), as amended. Freddie Mac was established primarily for the purpose of increasing the availability of mortgage credit. Its principal activity consists of purchasing first-lien conventional residential mortgage loans (and participation interests in such mortgage loans) and reselling these loans in the form of mortgage-backed securities, primarily
Freddie Mac certificates.

Freddie Mac certificates represent a pro rata interest in a group of mortgage loans (a Freddie Mac certificate group) purchased by Freddie Mac. The mortgage loans underlying Freddie Mac certificates consist of fixed- or adjustable-rate mortgage loans with original terms to maturity of between 10 and 30 years, substantially all of which are secured by first-liens on one- to four-family residential properties or multifamily projects. Each mortgage loan must meet standards set forth in the FHLMC Act. A Freddie Mac certificate group may include whole loans, participation interests in whole loans, undivided interests in whole loans, and participations composing another Freddie Mac certificate group.

Freddie Mac guarantees to each registered holder of a Freddie Mac certificate the timely payment of interest at the rate provided for by the certificate.
Freddie Mac also guarantees ultimate collection of all principal on the related mortgage loans, without any offset or deduction, but generally does not guarantee the timely repayment of principal. Freddie Mac may remit principal at any time after default on an underlying mortgage loan, but no later than 30 days following (a) foreclosure sale, (b) payment of a claim by any mortgage insurer, or (c) the expiration of any right of redemption, whichever occurs later, and in any event no later than one year after demand has been made upon the mortgager for accelerated payment of principal. Obligations guaranteed by Freddie Mac are not backed by the full faith and credit pledge of the U.S. government.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

A CMO is a multiclass bond backed by a pool of mortgage pass-through certificates or mortgage loans. CMOs may be collateralized by (a) GNMA, Fannie
Mae or Freddie Mac pass-through certificates; (b) unsecured mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of
Veterans' Affairs; (c) unsecuritized conventional mortgages; or (d) any combination thereof.

In structuring a CMO, an issuer distributes cash flow from the underlying collateral over a series of classes called tranches. Each CMO is a set of two or more tranches, with average lives and cash flow patterns designed to meet specific investment objectives. The average life expectancies of the different tranches in a four-part deal, for example, might be two, five, seven and 20 years.

12

As payments on the underlying mortgage loans are collected, the CMO issuer pays the coupon rate of interest to the bondholders in each tranche. At the outset, scheduled and unscheduled principal payments go to investors in the first tranches. Investors in later tranches do not begin receiving principal payments until the prior tranches are paid off. This basic type of CMO is known as a sequential pay or plain vanilla CMO.

Some CMOs are structured so that the prepayment or market risks are transferred from one tranche to another. Prepayment stability is improved in some tranches if other tranches absorb more prepayment variability.

The final tranche of a CMO often takes the form of a Z-bond, also known as an accrual bond or accretion bond. Holders of these securities receive no cash until the earlier tranches are paid in full. During the period that the other tranches are outstanding, periodic interest payments are added to the initial face amount of the Z-bond but are not paid to investors. When the prior tranches are retired, the Z-bond receives coupon payments on its higher principal balance plus any principal prepayments from the underlying mortgage loans. The existence of a Z-bond tranche helps stabilize cash flow patterns in the other tranches. In a changing interest rate environment, however, the value of the Z-bond tends to be more volatile.

As CMOs have evolved, some classes of CMO bonds have become more prevalent. The planned amortization class (PAC) and targeted amortization class (TAC), for example, were designed to reduce prepayment risk by establishing a sinking-fund structure. PAC and TAC bonds assure to varying degrees that investors will receive payments over a predetermined period under various prepayment scenarios.
Although PAC and TAC bonds are similar, PAC bonds are better able to provide stable cash flows under various prepayment scenarios than TAC bonds because of the order in which these tranches are paid.

The existence of a PAC or TAC tranche can create higher levels of risk for other tranches in the CMO because the stability of the PAC or TAC tranche is achieved by creating at least one other tranche -- known as a companion bond, support or non-PAC bond -- that absorbs the variability of principal cash flows. Because companion bonds have a high degree of average life variability, they generally pay a higher yield. A TAC bond can have some of the prepayment variability of a companion bond if there is also a PAC bond in the CMO issue.

Floating-rate CMO tranches (floaters) pay a variable rate of interest that is usually tied to the LIBOR. Institutional investors with short-term liabilities, such as commercial banks, often find floating-rate CMOs attractive investments.
Super floaters (which float a certain percentage above LIBOR) and inverse floaters (which float inversely to LIBOR) are variations on the floater structure that have highly variable cash flows.

STRIPPED MORTGAGE-BACKED SECURITIES

Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal.
When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security, or IO, and all of the principal is distributed to holders of another type of security known as a principal-only security, or PO. Strips can be created in a pass-through structure or as tranches of a CMO.

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The market values of IOs and POs are very sensitive to interest rate and prepayment rate fluctuations. POs, for example, increase (or decrease) in value as interest rates decline (or rise). The price behavior of these securities also depends on whether the mortgage collateral was purchased at a premium or discount to its par value. Prepayments on discount coupon POs generally are much lower than prepayments on premium coupon POs. IOs may be used to hedge a fund's other investments because prepayments cause the value of an IO strip to move in the opposite direction from other mortgage-backed securities.

COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS)

CMBS are securities created from a pool of commercial mortgage loans, such as loans for hotels, shopping centers, office buildings, apartment buildings, and the like. Interest and principal payments from these loans are passed on to the investor according to a particular schedule of payments. The credit quality of
CMBS depends primarily on the quality of the underlying loans and on the structure of the particular deal. Generally, deals are structured with senior and subordinate classes. Rating agencies that rate the individual classes of the deal determine the amount of subordination of a particular class. Commercial mortgages are generally structured with prepayment penalties, which greatly reduces prepayment risk to the investor. However, the value of these securities may change because of actual or perceived changes in the creditworthiness of the individual borrowers, their tenants, the servicing agents, or the general state of commercial real estate.

ADJUSTABLE-RATE MORTGAGE LOANS (ARMS)

ARMs eligible for inclusion in a mortgage pool generally will provide for a fixed initial mortgage interest rate for a specified period of time, generally for either the first three, six, 12, 24, 36, 60 or 84 scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes in an index.

ARMs have minimum and maximum rates beyond which the mortgage interest rate may not vary over the lifetime of the loan. Certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Negatively amortizing ARMs may provide limitations on changes in the required monthly payment. Limitations on monthly payments can result in monthly payments that are greater or less than the amount necessary to amortize a negatively amortizing ARM by its maturity at the interest rate in effect during any particular month.

There are two types of indices that provide the basis for ARM rate adjustments:
those based on market rates and those based on a calculated measure, such as a cost-of-funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year, three-year and five-year constant maturity. U.S.
Treasury rates (as reported by the Federal Reserve Board); the three-month
Treasury bill rate; the 180-day Treasury bill rate; rates on longer-term
Treasury securities; the Eleventh District Federal Home Loan Bank Cost of Funds
Index (EDCOFI); the National Median Cost of Funds Index; the one-month, three-month, six-month or one-year London Interbank Offered Rate (LIBOR); or
six-month CD rates. Some indices, such as the one-year constant maturity
Treasury rate or three-month LIBOR, are highly correlated with changes in market interest rates. Other indices, such as the EDCOFI, tend to lag behind changes in market rates and be somewhat less volatile over short periods of time.

The EDCOFI reflects the monthly weighted average cost of funds of savings and loan associations and savings banks whose home offices are located in Arizona,
California and Nevada (the Federal Home Loan Bank Eleventh District) and who are
member institutions of the Federal Home Loan Bank of San Francisco (the FHLB of
San Francisco), as computed from statistics tabulated and published by the FHLB of San Francisco. The FHLB of San Francisco normally announces the Cost of Funds
Index on the last working day of the month following the month in which the cost of funds was incurred.

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One-year and three-year Constant Maturity Treasury (CMT) rates are calculated by the Federal Reserve Bank of New York, based on daily closing bid yields on actively traded Treasury securities submitted by five leading broker-dealers.
The median bid yields are used to construct a daily yield curve.

The National Median Cost of Funds Index, similar to the EDCOFI, is calculated monthly by the Federal Home Loan Bank Board (FHLBB) and represents the average monthly interest expenses on liabilities of member institutions. A median, rather than an arithmetic mean, is used to reduce the effect of extreme numbers.

LIBOR is the rate at which banks in London offer Eurodollars in trades between banks. LIBOR has become a key rate in the U.S. domestic money market because it is perceived to reflect the true global cost of money.

The fund managers may invest in ARMs whose periodic interest rate adjustments are based on new indices as these indices become available.

Asset-Backed Securities (ABS)

ABS are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include, for example, such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, home equity loans, student loans, small business loans, and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. The value of an ABS is affected by changes in the market's perception of the assets backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement.

Payments of principal and interest passed through to holders of ABS are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or a priority to certain of the borrower's other securities. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security's par value until exhausted. If the credit enhancement of an ABS held by a fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the fund may experience losses or delays in receiving payment.

Some types of ABS may be less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates.
These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.

The risks of investing in ABS are ultimately dependent upon the repayment of the underlying loans by the individual or corporate borrowers. Although the fund would generally have no recourse against the entity that originated the loans in the event of default by a borrower, ABS typically are structured to mitigate this risk of default.

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Derivative Securities

To the extent permitted by its investment objectives and policies, the fund may invest in securities that are commonly referred to as derivative securities.
Generally, a derivative security is a financial arrangement, the value of which is based on, or derived from, a traditional security, asset, or market index.

Certain derivative securities are described more accurately as structured investments. A structured investment is a security whose value or performance is linked to an underlying index or other security or asset class. Structured investments include asset-backed securities (ABS), asset-backed commercial paper
(ABCP), commercial and residential mortgage-backed securities (MBS), collateralized mortgage obligations (CMO), collateralized debt obligations (CDO)
, collateralized loan obligations (CLO), and securities backed by other types of collateral. Structured investments involve the transfer of specified financial assets to a special purpose entity, generally a corporation or trust, or the deposit of financial assets with a custodian; and the issuance of securities or depository receipts backed by, or representing interests in those assets.

Some structured investments are individually negotiated agreements or are traded over-the-counter. Structured investments may be organized and operated to restructure the investment characteristics of the underlying security. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Investments in structured securities generally involve a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are also subject to such risks as the inability or unwillingness of the issuers of the underlying securities to repay principal and interest, and requests by the issuers of the underlying securities to reschedule or restructure outstanding debt and to extend additional loan amounts.

The fund may buy structured investments based on unleveraged structures, provided the security has investment characteristics consistent with the particular fund's investment policies, and represents an interest in a pool of financial assets that are permitted investments of that fund.

Some derivative securities are in many respects like any other debt security, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative securities and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices or currency exchange rates, and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

The fund may not invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is liked to the price of oil would not be a permissible investment because the fund may not invest in oil and gas leases or futures. The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

16

There are a range of risks associated with investments in derivative securities, including:

*  the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the fund managers anticipate;

*  the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

*  the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

*  the risk that the counterparty will fail to perform its obligations.

The Board of Directors has approved the advisor's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities and provides that a fund may not invest in a derivative security if it would be possible for a fund to lose more money than it had invested. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made.
The advisor will report on fund activity in derivative securities to the Board of Directors as necessary.

Swap Agreements

The fund may invest in swap agreements, consistent with its investment objective and strategies. The fund may enter into a swap agreement in order to, for example, attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the fund anticipates purchasing at a later date; or gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include, for example, interest rate swaps, under which fixed- or floating-rate interest payments on a specific principal amount are exchanged and total return swaps, under which one party agrees to pay the other the total return of a defined underlying asset (usually an index, stock, bond or defined portfolio of loans and mortgages) in exchange for fee payments, often a variable stream of cashflows based on LIBOR. The fund may enter into credit default swap agreements to hedge an existing position by purchasing or selling credit protection. Credit default swaps enable an investor to buy/sell protection against a credit event of a specific issuer. The seller of credit protection against a security or basket of securities receives an up-front or periodic payment to compensate against potential default event(s).
The fund may enhance returns by selling protection or attempt to mitigate credit risk by buying protection. Market supply and demand factors may cause distortions between the cash securities market and the credit default swap market.

Whether a fund's use of swap agreements will be successful depends on the advisor's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Interest rate swaps could result in losses if interest rate changes are not correctly anticipated by the fund. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated by the fund. Credit default swaps could result in losses if the fund does not correctly evaluate the creditworthiness of the issuer on which the credit default swap is based.
Because they are

17

two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on the fund by the
Internal Revenue Code may limit the fund's ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Short-Term Securities

In order to meet anticipated redemptions, anticipated purchases of additional securities for the fund's portfolio, or, in some cases, for temporary defensive purposes, VP Inflation Protection may invest a portion of its assets in money market and other short-term securities.

Examples of those securities include:

*  Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities

*  Commercial Paper

*  Certificates of Deposit and Euro Dollar Certificates of Deposit

*  Bankers' Acceptances

*  Short-term notes, bonds, debentures or other debt instruments

*  Repurchase agreements

*  Money Market funds

Under the Investment Company Act, a fund's investment in other investment companies (including money market funds) currently is limited to (a) 3% of the total voting stock of any one investment company; (b) 5% of the fund's total assets with respect to any one investment company; and (c) 10% of a fund's total assets in the aggregate. For the non-money market funds, these investments may include investments in money market funds managed by the advisor.

Debt Securities

VP Inflation Protection may invest in debt securities of U.S. companies when the fund managers believe such securities represent an attractive investment for the fund. The value of the debt securities in which the fund may invest will fluctuate based upon changes in interest rates and the credit quality of the issuer. Debt securities will be limited to investment-grade obligations.
Investment grade means that at the time of purchase, such obligations are rated within the four highest categories by a nationally recognized statistical rating organization (for example, at least Baa by Moody's Investors Service, Inc. or
BBB by Standard & Poor's Corporation), or, if not rated, are of equivalent investment quality as determined by the fund's advisor. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A
BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions and changing circumstances.

In addition, the value of VP Inflation Protection's investments in debt securities of U.S. companies will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis generally rise. When prevailing interest rates rise, bond prices generally fall. Depending upon the particular amount and type of fixed-income securities holdings of the fund, these changes may impact the net asset value of the fund's shares.

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Inflation-Indexed Securities

Inflation-indexed securities are securities with a final value and interest payment stream linked to the inflation rate. Inflation-indexed securities are issued by the U.S. Treasury and other U.S. government agencies and instrumentalities, and may be issued by U.S. companies. They may also be issued by foreign governments, government agencies and companies.

U.S. TREASURY

Inflation-indexed Treasury securities may be issued in either note or bond form.
Inflation-indexed Treasury notes have maturities of at least one year, but not more than 10 years. Inflation-indexed Treasury bonds have maturities of more than 10 years.

Inflation-indexed Treasury securities may be attractive to investors seeking an investment backed by the full faith and credit of the U.S. government that provides a return in excess of the rate of inflation. These securities were first sold in the U.S. market in January 1997. Inflation-indexed Treasury securities are auctioned and issued on a quarterly basis.

STRUCTURE AND INFLATION INDEX

The principal value of inflation-indexed securities will be adjusted to reflect changes in the level of inflation. The index for measuring the inflation rate for inflation-indexed Treasury securities is the non-seasonally adjusted U.S.
City Average All Items Consumer Price for All Urban Consumers Index (Consumer
Price Index) published monthly by the U.S. Department of Labor's Bureau of Labor
Statistics. The index for other inflation-indexed securities may de different.

Semiannual coupon interest payments are made at a fixed percentage of the inflation-indexed principal value. The coupon rate for the semiannual interest rate of each issuance of inflation-indexed Treasury securities is determined at the time the securities are sold to the public (i.e., by competitive bids in the auction). The coupon rate will likely reflect real yields available in the
Treasury market; real yields are the prevailing yields on Treasury securities with similar maturities, less then-prevailing inflation expectations. While a reduction in inflation will cause a reduction in the interest payment made on the securities, the repayment of principal at the maturity of the security is guaranteed by the U.S. Treasury to be no less than the original face or par amount of the security at the time of issuance.

INDEXING METHODOLOGY

The principal value of inflation-indexed Treasury securities will be indexed, or adjusted, to account for changes in the Consumer Price Index. The principal and/or interest value of other inflation-indexed securities will be adjusted to account for changes in the applicable index. Semiannual coupon interest payment amounts will be determined by multiplying the inflation-indexed principal amount by one-half the stated rate of interest on each interest payment date.

TAXATION

The taxation of inflation-indexed Treasury securities is similar to the taxation of conventional bonds. Both interest payments and the difference between original principal and the inflation-adjusted principal will be treated as interest income subject to taxation.

Interest payments are taxable when received or accrued. The inflation adjustment to the principal is subject to tax in the year the adjustment is made, not at maturity of the security when the cash from the repayment of principal is received. If an upward adjustment has been made (which typically should happen), investors in non-tax-deferred accounts will pay taxes on this amount currently.
Decreases in the indexed principal can be deducted only from current or previous interest payments reported as income.

19

Inflation-indexed Treasury securities therefore have a potential cash flow mismatch to an investor, because investors must pay taxes on the inflation-adjusted principal before the repayment of principal is received. It is possible that, particularly for high income tax bracket investors, inflation-indexed Treasury securities would not generate enough income in a given year to cover the tax liability they could create. This is similar to the current tax treatment for zero-coupon bonds and other discount securities. If inflation-indexed Treasury securities are sold prior to maturity, capital losses or gains are realized in the same manner as traditional bonds.

VP Inflation Protection, however, distributes all income on a monthly basis.
Investors in VP Inflation Protection will receive dividends that represent both the interest payments and the principal adjustments of the inflation-indexed securities held in the fund's portfolio. An investment in VP Inflation
Protection may, therefore, be a means to avoid the cash flow mismatch associated with a direct investment in inflation-indexed securities. For more information about taxes and their effect on you as an investor in the fund, see TAXES, page
41.

U.S. GOVERNMENT AGENCIES

A number of U.S. government agencies and instrumentalities other than the U.S.
Treasury may issue inflation-indexed securities. Some U.S. government agencies have issued inflation-indexed securities whose design mirrors that of the inflation-indexed Treasury securities described above.

FOREIGN GOVERNMENTS AND AGENCIES

A number of foreign governments and agencies may issue inflation-indexed securities. These securities may be designed to mirror the structure of inflation-indexed U.S. Treasury securities, although they may be adjusted to reflect changes in the level of inflation as measured by an index other than the
Consumer Price Index.

SHARE PRICE VOLATILITY

Inflation-indexed securities are designed to offer a return linked to inflation, thereby protecting future purchasing power of the money invested in them.
However, inflation-indexed securities provide this protected return only if held to maturity. In addition, inflation-indexed securities may not trade at par value. Real interest rates (the market rate of interest less the anticipated rate of inflation) change over time as a result of many factors, such as what investors are demanding as a true value for money. When real rates do change, inflation-indexed securities prices will be more sensitive to these changes than conventional bonds, because these securities were sold originally based upon a real interest rate that is no longer prevailing. Should market expectations for real interest rates rise, the price of inflation-indexed securities and the share price of VP Inflation Protection will fall. Investors in the fund should be prepared to accept not only this share price volatility but also the possible adverse tax consequences it may cause.

An investment in securities featuring inflation-adjusted principal and/or interest involves factors not associated with more traditional fixed-principal securities. Such factors include the possibility that the inflation index may be subject to significant changes, that changes in the index may or may not correlate to changes in interest rates generally or changes in other indices, or that the resulting interest may be greater or less than that payable on other securities of similar maturities. In the event of sustained deflation, it is possible that the amount of semiannual interest payments, the inflation-adjusted principal of the security and the value of the stripped components, will decrease. If any of these possibilities are realized, VP Inflation Protection's net asset value could be negatively affected.

20

Futures and Options

The fund may enter into futures contracts, options or options on futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price.
Generally, futures transactions will be used to:

*  protect against a decline in market value of the fund's securities (taking a short futures position), or

*  protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully-invested (taking a long futures position), or

*  provide a temporary substitute for the purchase of an individual security that may be purchased in an orderly fashion.

Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure.

Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the sale of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the fund becomes obligated to buy the security (or securities) at a specified price on a specified date. The fund managers may engage in futures and options transactions based on securities indices, provided that the transactions are consistent with the fund's investment objectives. The managers also may engage in futures and options transactions based on specific securities. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a
U.S. government agency.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a bond, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute a margin transaction for purposes of the fund's investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised.

In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin accounts generally is not income producing. However, coupon bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income. Subsequent payments, to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying security or index fluctuates, making the future more or less valuable, a process known as marking the contract to market.
Changes in variation margin are recorded by the fund as unrealized

21

gains or losses. At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund and the fund realizes a loss or gain.

RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the fund managers apply a hedge at an inappropriate time or judge interest rate or equity market trends incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer losses if it were unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the fund managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the fund managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The fund managers will seek to minimize these risks by limiting the futures contracts entered into on behalf of the fund to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

OPTIONS ON FUTURES

By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option.
If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

Although they do not currently intend to do so, the fund may write (or sell)
call options that obligate them to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the fund would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

22

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

The fund may enter into futures contracts, options or options on futures contracts.

Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for other than hedging purposes, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the policies described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment policies.

Fundamental Investment Policies

The fund's fundamental investment policies are set forth below. These investment policies and the fund's investment objectives set forth in its prospectus may not be changed without approval of a majority of the outstanding votes of the fund's investors, as determined in accordance with the Investment Company Act.

SUBJECT         POLICY
--------------------------------------------------------------------------------

Senior          A fund may not issue senior securities, except as permitted
Securities      under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing       A fund may not borrow money, except for temporary or emergency purposes (not for leveraging or investment) in an amount
                exceeding 33(1)/(3)% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings).
--------------------------------------------------------------------------------
Lending         A fund may not lend any security or make any other loan if, as a result, more than 33(1)/(3)% of the fund's total assets would be lent to other parties, except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.
--------------------------------------------------------------------------------
Real Estate     A fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This policy shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of
                companies that deal in real estate or are engaged in the real estate business.
--------------------------------------------------------------------------------
Concentration   A fund may not concentrate its investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities).
--------------------------------------------------------------------------------
Underwriting    A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.
--------------------------------------------------------------------------------
Commodities     A fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other
                instruments, provided that this limitation shall not prohibit the fund from purchasing or selling options and futures
                contracts or from investing in securities or other instruments backed by physical commodities.
--------------------------------------------------------------------------------
Control         A fund may not invest for purposes of exercising control over management.
--------------------------------------------------------------------------------

23

For purposes of the investment restrictions relating to lending and borrowing, the fund has received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the fund may borrow money from or lend money to other ACIM-advised funds that permit such transactions. All such transactions will be subject to the limits for borrowing and lending set forth above. The fund will borrow money through the program only when the costs are equal to or lower than the costs of short-term bank loans.
Interfund loans and borrowing normally extend only overnight, but can have a maximum duration of seven days. The fund will lend through the program only when the returns are higher than those available from other short-term instruments
(such as repurchase agreements). The fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

For purposes of the investment restriction relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry provided that

(a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United
    States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such obligations,

(b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents,

(c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, and electric and telephone will each be considered a separate industry, and

(d) personal credit and business credit businesses will be considered separate industries.

Nonfundamental Investment Policies

In addition, the fund is subject to the following investment policies that are not fundamental and may be changed by the Board of Directors.

SUBJECT              POLICY
--------------------------------------------------------------------------------
Leveraging           A fund may not purchase additional investment securities
                     at any time during which outstanding borrowings exceed 5%
                     of the total assets of the fund.
--------------------------------------------------------------------------------
Futures and Options  A fund may enter into futures contracts and write and buy put and call options relating to futures contracts. A fund may not, however, enter into leveraged futures
                     transactions if it would be possible for the fund to lose
                     more money than it invested.
--------------------------------------------------------------------------------
Liquidity            A fund may not purchase any security or enter into a
                     repurchase agreement if, as a result, more than 15% of its net assets would be invested in illiquid securities,
                     illiquid securities include repurchase agreements not
                     entitling the holder to payment of principal and interest
                     within seven days, and in securities that are illiquid by
                     virtue of legal or contractual restrictions on resale or
                     the absence of a readily available market.
--------------------------------------------------------------------------------
Short Sales          A fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and
                     amount to the securities sold short, and provided that
                     transactions in futures contracts and options are not
                     deemed to constitute selling securities short.
--------------------------------------------------------------------------------
Margin               A fund may not purchase securities on margin, except to
                     obtain such short-term credits as are necessary for the
                     clearance of transactions, and provided that margin
                     payments in connection with futures contracts and options
                     on futures contracts shall not constitute purchasing
                     securities on margin.
--------------------------------------------------------------------------------

24

The Investment Company Act imposes certain additional restrictions upon the fund's ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as defined by the Act. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the fund or their investment practices or policies.

TEMPORARY DEFENSIVE MEASURES

For temporary defensive purposes, a fund may invest in securities that may not fit its investment objective or its stated market. During a temporary defensive period, a fund may direct its assets to the following investment vehicles:

*  interest-bearing bank accounts or certificates of deposit

*  U.S. government securities and repurchase agreements collateralized by U.S.
   government securities

*  other money market funds

PORTFOLIO TURNOVER

The portfolio turnover rate of VP Inflation Protection is listed in the
Financial Highlights table in the Prospectus.

MANAGEMENT

The individuals listed below serve as directors or officers of the fund. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
75; the remaining independent directors may waive this requirement on a case-by-case basis. Those listed as interested directors are "interested"
primarily by virtue of their engagement as officers of American Century
Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the fund's investment advisor, American Century Investment Management, Inc. (ACIM); the
fund's principal underwriter, American Century Investment Services, Inc. (ACIS);
and the fund's transfer agent, American Century Services Corporation (ACSC).

The other directors (more than three-fourths of the total number) are independent; that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including
ACIM, ACIS and ACSC. The directors serve in this capacity for eight registered investment companies in the American Century family of funds.

All persons named as officers of the fund also serve in similar capacities for the other 12 investment companies advised by ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the fund. The listed officers are interested persons of the fund and are appointed or re-appointed on an annual basis.

25

                                                                                 NUMBER OF
                                                                                 PORTFOLIOS
                                                                                 IN FUND
                                      LENGTH                                     COMPLEX     OTHER
                         POSITION(S)  OF TIME                                    OVERSEEN    DIRECTORSHIPS
                         HELD WITH    SERVED   PRINCIPAL OCCUPATION(S)           BY          HELD BY
NAME, ADDRESS (AGE)      FUND         (YEARS)  DURING PAST 5 YEARS               DIRECTOR    DIRECTOR
---------------------------------------------------------------------------------------------------------------------
Interested Directors
---------------------------------------------------------------------------------------------------------------------
William M. Lyons         Director,    6        Chief Executive Officer, ACC      35          None
4500 Main Street         Chairman              and other ACC subsidiaries
Kansas City, MO 64111    of the                (September 2000 to present)
(48)                     Board                 President, ACC
                                               (June 1997 to present)
                                               President, ACIM
                                               (September 2002 to present)
                                               President, ACIS
                                               (July 2003 to present)
                                               Chief Operating Officer, ACC
                                               (June 1996 to September 2000)
                                               Also serves as: Executive
                                               Vice President , ACSC and other
                                               ACC subsidiaries
---------------------------------------------------------------------------------------------------------------------
Independent Directors
---------------------------------------------------------------------------------------------------------------------
Albert Eisenstat         Director     8        Retired, General Partner,         35          Independent Director,
1665 Charleston Road                           DISCOVERY VENTURES                            SUNGARD DATA SYSTEMS
Mountain View, CA 94043                        (Venture capital firm,                        (1991 to present)
(73)                                           1996 to 1998)                                 Independent Director,
                                                                                             BUSINESS OBJECTS S/A
                                                                                             (1994 to present)
                                                                                             Independent Director
                                                                                             Commercial Metals
                                                                                             (1983-2001)
---------------------------------------------------------------------------------------------------------------------
Ronald J. Gilson         Director     8        Charles J. Meyers Professor       35          None
1665 Charleston Road                           of Law and Business,
Mountain View, CA 94043                        STANFORD LAW SCHOOL
(57)                                           (1979 to present)
                                               Mark and Eva Stern
                                               Professor of Law and
                                               Business, COLUMBIA
                                               UNIVERSITY SCHOOL OF LAW
                                               (1992 to present)
                                               Counsel, MARRON, REID &
                                               SHEEHY (a San Francisco
                                               law firm, 1984 to present)
---------------------------------------------------------------------------------------------------------------------
Kathryn A. Hall          Director     2        President and Chief               35          Director, PRINCETON
1665 Charleston Road                           Investment Officer,                           UNIVERSITY
Mountain View, CA 94043                        OFFIT HALL CAPITAL                            INVESTMENT COMPANY
(46)                                           MANAGEMENT, LLC                               (1997 to present)
                                               (April 2002 to present)                       Director, STANFORD
                                               President and Managing                        MANAGEMENT COMPANY
                                               Director, LAUREL MANAGEMENT                   (2001 to present)
                                               COMPANY, L.L.C.                               Director, UCSF
                                               (1996 to April 2002)                          FOUNDATION
                                                                                             (2000 to present)
                                                                                             Director, SAN FRANCISCO
                                                                                             DAY SCHOOL
                                                                                             (1999 to present)
---------------------------------------------------------------------------------------------------------------------

26

                                                                                 NUMBER OF
                                                                                 PORTFOLIOS
                                                                                 IN FUND
                                      LENGTH                                     COMPLEX     OTHER
                         POSITION(S)  OF TIME                                    OVERSEEN    DIRECTORSHIPS
                         HELD WITH    SERVED   PRINCIPAL OCCUPATION(S)           BY          HELD BY
NAME, ADDRESS (AGE)      FUND         (YEARS)  DURING PAST 5 YEARS               DIRECTOR    DIRECTOR
---------------------------------------------------------------------------------------------------------------------
Myron S. Scholes         Director     23       Partner, OAK HILL CAPITAL         35          Director, DIMENSIONAL
1665 Charleston Road                           MANAGEMENT, (1999 to present)                 FUND ADVISORS
Mountain View, CA 94043                        Principal, LONG-TERM                          (investment advisor,
(62)                                           CAPITAL MANAGEMENT                            1982 to present)
                                               (investment advisor,                          Director, SMITH
                                               1993 to January 1999)                         BREEDEN FAMILY
                                               Frank E. Buck Professor                       OF FUNDS
                                               of Finance, STANFORD                          (1992 to present)
                                               GRADUATE SCHOOL OF BUSINESS
                                               (1981 to present)
---------------------------------------------------------------------------------------------------------------------
Kenneth E. Scott         Director     32       Ralph M. Parsons Professor        35          None
1665 Charleston Road                           of Law and Business,
Mountain View, CA 94043                        STANFORD LAW SCHOOL
(75)                                           (1972 to present)
---------------------------------------------------------------------------------------------------------------------
John B. Shoven           Director     1        Professor of Economics,           35          Director, CADENCE
1665 Charleston Road                           STANFORD UNIVERSITY                           DESIGN SYSTEMS
Mountain View, CA 94043                        (1977 to present)                             (1992 to present)
(56)                                                                                         Director, WATSON
                                                                                             WYATT WORLDWIDE
                                                                                             (2002 to present)
                                                                                             Director, PALMSOURCE
                                                                                             INC. (2002 to present)
---------------------------------------------------------------------------------------------------------------------
Jeanne D. Wohlers        Director     19       Retired, Director and Partner,    35          Director, INDUS
1665 Charleston Road                           WINDY HILL PRODUCTIONS, LP                    INTERNATIONAL
Mountain View, CA 94043                        (educational software,                        (software solutions,
(59)                                           1994 to 1998)                                 January 1999
                                                                                             to present)
                                                                                             Director, QUINTUS
                                                                                             CORPORATION
                                                                                             (automation solutions,
                                                                                             1995 to present)
---------------------------------------------------------------------------------------------------------------------

27

                                                                                    NUMBER OF
                                                                                    PORTFOLIOS
                                                                                    IN FUND
                                      LENGTH                                        COMPLEX     OTHER
                       POSITION(S)    OF TIME                                       OVERSEEN    DIRECTORSHIPS
                       HELD WITH      SERVED   PRINCIPAL OCCUPATION(S)              BY          HELD BY
NAME, ADDRESS (AGE)    FUND           (YEARS)  DURING PAST 5 YEARS                  DIRECTOR    DIRECTOR
---------------------------------------------------------------------------------------------------------------------
Officers
---------------------------------------------------------------------------------------------------------------------
William M. Lyons       President      3        See entry above under                Not         See entry above
4500 Main Street                               "Interested Directors."              applicable  under "Interested
Kansas City, MO 64111                                                                           Directors."
(48)
---------------------------------------------------------------------------------------------------------------------
Robert T. Jackson      Executive      3        Chief Administrative Officer,        Not         Not
4500 Main St.          Vice                    ACC (August 1997 to present)         applicable  applicable
Kansas City, MO 64111  President               Chief Financial Officer,
(58)                                           ACC (May 1995 to October 2002)
                                               President, ACSC
                                               (January 1999 to present)
                                               Executive Vice President,
                                               ACC (May 1995 to present)
                                               Also serves as: Executive
                                               Vice President and Chief
                                               Financial Officer, ACIM, ACIS
                                               and other ACC subsidiaries,
                                               and Treasurer, ACIM
---------------------------------------------------------------------------------------------------------------------
Maryanne Roepke, CPA   Senior Vice    3        Senior Vice President                Not         Not
4500 Main St.          President,              (April 1998 to present)              applicable  applicable
Kansas City, MO 64111  Treasurer               and Assistant Treasurer, ACSC
(48)                   and Chief               (September 1985 to present)
                       Accounting
                       Officer
---------------------------------------------------------------------------------------------------------------------
David C. Tucker        Senior Vice    5        Senior Vice President, ACIM,         Not         Not
4500 Main St.          President               ACIS, ACSC and other ACC             applicable  applicable
Kansas City, MO 64111  and                     subsidiaries
(45)                   General                 (June 1998 to present)
                       Counsel                 General Counsel, ACC,
                                               ACIM, ACIS, ACSC and
                                               other ACC subsidiaries
                                               (June 1998 to present)
---------------------------------------------------------------------------------------------------------------------
C. Jean Wade           Controller(1)  7        Vice President, ACSC                 Not         Not
4500 Main St.                                  (February 2000 to present)           applicable  applicable
Kansas City, MO 64111                          Controller-Fund Accounting,
(40)                                           ACSC (June 1997 to present)
---------------------------------------------------------------------------------------------------------------------
Robert Leach           Controller     7        Vice President, ACSC                 Not         Not
4500 Main St.                                  (February 2000 to present)           applicable  applicable
Kansas City, MO 64111                          Controller-Fund Accounting,
(37)                                           ACSC (June 1997 to present)
---------------------------------------------------------------------------------------------------------------------
Jon Zindel             Tax Officer    6        Vice President, Corporate Tax,       Not         Not
4500 Main St.                                  ACSC (April 1998 to present)         applicable  applicable
Kansas City, MO 64111                          Vice President, ACIM, ACIS
(36)                                           and other ACC subsidiaries
                                               (April 1999 to present)
                                               President, AMERICAN CENTURY
                                               EMPLOYEE BENEFIT SERVICES, INC.
                                               (January 2000 to December 2000)
                                               Treasurer, AMERICAN CENTURY EMPLOYEE
                                               BENEFIT SERVICES, INC.
                                               (December 2000 to present)
                                               Treasurer, AMERICAN CENTURY
                                               VENTURES, INC.
                                               (December 1999 to January 2001)
---------------------------------------------------------------------------------------------------------------------

(1)  MS. WADE SERVES IN A SIMILAR CAPACITY FOR THE OTHER SEVEN INVESTMENT
     COMPANIES ADVISED BY ACIM.

28

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. The board has the authority to manage the business of the fund on behalf of its investors, and it has all powers necessary or convenient to carry out that responsibility. Consequently, the directors may adopt bylaws providing for the regulation and management of the affairs of the fund and may amend and repeal them to the extent that such bylaws do not reserve that right to the fund's investors. They may fill vacancies in or reduce the number of board members, and may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may appoint from their own number and establish and terminate one or more committees consisting of two or more directors who may exercise the powers and authority of the board to the extent that the directors determine.
They may, in general, delegate such authority as they consider desirable to any officer of the fund, to any committee of the board and to any agent or employee of the fund or to any custodian, transfer or investor servicing agent, or principal underwriter. Any determination as to what is in the interests of the fund made by the directors in good faith shall be conclusive.

Although the Board of Directors does not manage the fund, it has hired the advisor to do so. The directors, in carrying out their fiduciary duty under the
Investment Company Act of 1940, are responsible for approving new and existing management contracts with the fund's advisor.

Board Review of Investment Management Contracts

The Board of Directors oversees the fund's management and performance on a continuous basis, and the board determines annually whether to approve and renew the fund's investment management agreement. ACIM provides the board with monthly, quarterly, and annual analyses of ACIM's performance in the following areas:

*  Investment performance of the fund (short-, medium- and long-term);

*  Shareholder services provided;

*  Compliance with investment restrictions; and

*  Fund accounting services provided (including the valuation of portfolio securities);

Leaders of the fund's portfolio management team meet with the board periodically to discuss the management and performance of the fund.

When considering whether to renew an investment advisory contract, the board examines several factors, but does not identify any particular factor as controlling their decision. Some of the factors considered by the board include:
the nature, extent, and quality of the advisory services provided as well as other material facts, such as the investment performance of the fund's assets managed by the advisor and the fair market value of the services provided. To assess these factors, the board reviews both ACIM's performance and that of its peers, as reported by independent gathering services such as Lipper Analytical
Services (for fund performance and expenses) and National Quality Review (for shareholder services).

Additional information is provided to the board detailing other sources of revenue to ACIM or its affiliates from its relationship with the fund and intangible or "fall-out" benefits that accrue to the advisor and its affiliates, if relevant, and the advisor's control of the investment expenses of the fund, such as transaction costs, including ways in which portfolio transactions for the fund are conducted and brokers are selected.

The board also reviews the investment performance of the fund compared with a peer group of funds and an appropriate index or combination of indexes, in addition to a comparative analysis of the total expense ratios of, and advisory fees paid by, similar funds.

29

The board considered the level of ACIM's profits in respect to the management of the American Century family of funds, including the profitability of managing each fund. The board conducted an extensive review of ACIM's methodology in allocating costs to the management of each fund. The board concluded that the cost allocation methodology employed by ACIM has a reasonable basis and is appropriate in light of all of the circumstances. They considered the profits realized by ACIM in connection with the operation of each fund and whether the amount of profit is a fair entrepreneurial profit for the management of each fund. The board also considered ACIM's profit margins in comparison with available industry data, both accounting for and excluding marketing expenses.

Based on their evaluation of all material factors assisted by the advice of independent legal counsel, the board, including the independent directors, concluded that the existing management fee structures are fair and reasonable and that the existing investment management contracts should be continued.

Committees

The board has four standing committees to oversee specific functions of the fund's operations. Information about these committees appears in the table below. The director first named serves as chairman of the committee.

                                                                                            MEETINGS HELD
                                                                                            DURING LAST
COMMITTEE   MEMBERS             FUNCTION                                                    FISCAL YEAR
----------------------------------------------------------------------------------------------------------
Audit       Kenneth E. Scott    The Audit Committee recommends the engagement of the        4
            Jeanne D. Wohlers   fund's independent auditors and oversees its activities.
            Albert Eisenstat    The committee receives reports from the advisor's
                                Internal Audit Department, which is accountable to the
                                committee. The committee also receives reporting about
                                compliance matters affecting the Corporation.
----------------------------------------------------------------------------------------------------------

Nominating  Kenneth E. Scott    The Nominating Committee primarily considers and            0
            Ronald J. Gilson    recommends individuals for nomination as directors. The
            Albert Eisenstat    names of potential director candidates are drawn from a
            Myron S. Scholes    number of sources, including recommendations from members
            Jeanne D. Wohlers   of the board, management and shareholders. This committee
                                also reviews and makes recommendations to the board with
                                respect to the composition of board committees and other
                                board-related matters, including its organization, size,
                                composition, responsibilities, functions and compensation.
                                The Nominating Committee does not currently have a
                                policy governing the circumstances under which it will or
                                will not consider nominees recommended by shareholders.
----------------------------------------------------------------------------------------------------------
Portfolio   Myron S. Scholes    The Portfolio Committee reviews quarterly the investment    5
            Kathryn A. Hall     activities and strategies used to manage fund assets. The
                                committee regularly receives reports from portfolio
                                managers, credit analysts and other investment personnel
                                concerning the fund's investments.
----------------------------------------------------------------------------------------------------------
Quality     Ronald J. Gilson    The Quality of Service Committee reviews the level          4
of          Myron S. Scholes    and quality of transfer agent and administrative
Service     William M. Lyons    services provided to the fund and its shareholders. It
            John B. Shoven      receives and reviews reports comparing those services to
                                those of fund competitors and seeks to improve such
                                services where feasible and appropriate.
----------------------------------------------------------------------------------------------------------

Compensation of Directors

The directors serve as directors for eight American Century investment companies. Each director who is not an interested person as defined in the
Investment Company Act receives compensation for service as a member of the board of all eight companies based on a schedule that takes into account the number of meetings attended and the assets of the fund for which the meetings are held. These fees and expenses are divided among the eight investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the fund is responsible for paying such fees and expenses.

30

The following table shows the aggregate compensation paid by the fund for the period indicated and by the eight investment companies served by the board to each director who is not an interested person as defined in the Investment
Company Act.

Aggregate Director Compensation for Fiscal Year Ended December 31, 2003
-------------------------------------------------------------------------------
                     TOTAL COMPENSATION    TOTAL COMPENSATION FROM THE
NAME OF DIRECTOR     FROM THE FUND(1)      AMERICAN CENTURY FAMILY OF FUNDS(2)
-------------------------------------------------------------------------------
Albert Eisenstat     $0                    $78,500
-------------------------------------------------------------------------------
Ronald J. Gilson     $0                    $83,500
-------------------------------------------------------------------------------
Kathryn Hall         $0                    $77,000
-------------------------------------------------------------------------------
Myron S. Scholes     $0                    $76,000
-------------------------------------------------------------------------------
Kenneth E. Scott     $0                    $84,250
-------------------------------------------------------------------------------
John B. Shoven       $0                    $77,750
-------------------------------------------------------------------------------
Jeanne D. Wohlers    $0                    $77,750
-------------------------------------------------------------------------------

(1) INCLUDES COMPENSATION PAID TO THE DIRECTORS DURING THE FISCAL YEAR ENDED
    DECEMBER 31, 2003, AND ALSO INCLUDES AMOUNTS DEFERRED AT THE ELECTION OF THE
    DIRECTORS UNDER THE AMERICAN CENTURY MUTUAL FUNDS INDEPENDENT DIRECTORS'
    DEFERRED COMPENSATION PLAN.

(2) INCLUDES COMPENSATION PAID BY THE EIGHT INVESTMENT COMPANY MEMBERS OF THE
    AMERICAN CENTURY FAMILY OF FUNDS SERVED BY THIS BOARD. THE TOTAL AMOUNT OF
    DEFERRED COMPENSATION INCLUDED IN THE PRECEDING TABLE IS AS FOLLOWS: MR.
    EISENSTAT, $78,500; MR. GILSON, $83,500; MR. SCHOLES, $38,000; MR. SCOTT,
    $84,250; MS. HALL, $38,500 AND MR. SHOVEN, $77,500.

The fund has adopted the American Century Mutual Funds Independent Directors'
Deferred Compensation Plan. Under the plan, the independent directors may defer receipt of all or any part of the fees to be paid to them for serving as directors of the fund.

All deferred fees are credited to an account established in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American
Century funds that are selected by the director. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Directors are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director resigns, retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any director under the plan during the fiscal year ended December 31, 2003.

31

OWNERSHIP OF FUND SHARES

The directors owned shares in the fund as of December 31, 2003, as shown in the table below:

                                                                      Name of Directors
----------------------------------------------------------------------------------------------------------
WILLIAM M.    ALBERT     RONALD J.
                                                                LYONS     EISENSTAT    GILSON
----------------------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:
  VP Prime Money Market(1)                                        A           A          A
----------------------------------------------------------------------------------------------------------
  VP Inflation Protection                                         A           A          A
----------------------------------------------------------------------------------------------------------
Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Directors in
Family of Investment Companies                                    E           E          E
----------------------------------------------------------------------------------------------------------

(1)  EFFECTIVE FEBRUARY 27, 2003, VP PRIME MONEY MARKET IS NO LONGER BEING OFFERED TO THE PUBLIC.

                                                                      Name of Directors
----------------------------------------------------------------------------------------------------------
                                                 KATHRYN A.   MYRON S.   KENNETH E.   JOHN B.   JEANNE D.
                                                    HALL       SCHOLES      SCOTT     SHOVEN     WOHLERS
----------------------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:
  VP Prime Money Market(1)                            A           A           A          A          A
----------------------------------------------------------------------------------------------------------
  VP Inflation Protection                             A           A           A          A          A
----------------------------------------------------------------------------------------------------------
Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Directors in
Family of Investment Companies                        C           E           E          D          E
----------------------------------------------------------------------------------------------------------

(1)  EFFECTIVE FEBRUARY 27, 2003, VP PRIME MONEY MARKET IS NO LONGER BEING OFFERED TO THE PUBLIC.

RANGES: A--NONE, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--MORE
THAN $100,000

CODE OF ETHICS

The fund, its investment advisor and principal underwriter have adopted a code of ethics under Rule 17j-1 of the Investment Company Act and the code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by the fund, provided that they first obtain approval from the compliance department before making such investments.

32

Proxy Voting Guidelines

The Advisor is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. In exercising its voting obligations, the Advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing benefits to them. The Advisor attempts to consider all factors of its vote that could affect the value of the investment. The funds' Board of
Directors has approved the Advisor's Proxy Voting Guidelines to govern the
Advisor's proxy voting activities.

The Advisor and the board have agreed on certain significant contributors to shareholder value with respect to a number of matters that are often the subject of proxy solicitations for shareholder meetings. The Proxy Voting Guidelines specifically address these considerations and establish a framework for the
Advisor's consideration of the vote that would be appropriate for the funds. In particular, the Proxy Voting Guidelines outline principles and factors to be considered in the exercise of voting authority for proposals addressing:

*  Election of Directors
*  Ratification of Selection of Auditors
*  Equity-Based Compensation Plans
*  Anti-Takeover Proposals
   *  Cumulative Voting
   *  Staggered Boards
   *  "Blank Check" Preferred Stock
   *  Elimination of Preemptive Rights
   *  Non-targeted Share Repurchase
   *  Increase in Authorized Common Stock
   *  "Supermajority" Voting Provisions or Super Voting Share Classes
   *  "Fair Price" Amendments
   *  Limiting the Right to Call Special Shareholder Meetings
   *  Poison Pills or Shareholder Rights Plans
   *  Golden Parachutes
   *  Reincorporation
   *  Confidential Voting
   *  Opting In or Out of State Takeover Laws
*  Shareholder Proposals Involving Social, Moral or Ethical Matters
*  Anti-Greenmail Proposals
*  Changes to Indemnification Provisions
*  Non-Stock Incentive Plans
*  Director Tenure
*  Directors' Stock Options Plans
*  Director Share Ownership

Finally, the Proxy Voting Guidelines establish procedures for voting of proxies in cases in which the Advisor may have a potential conflict of interest.
Companies with which the Advisor has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which American Century votes on matters for the funds. To ensure that such a conflict of interest does not affect proxy votes cast for the funds, all discretionary (including case-by-case) voting for these companies will be voted in direct consultation with a committee of the independent directors of the funds.

A copy of the Advisor's Proxy Voting Guidelines are available on the funds'
website at www.americancentury.com.

33

THE FUND'S PRINCIPAL SHAREHOLDERS

As of March 19, 2004, the following companies, beneficial or of record, were the record owners of more than 5% of the outstanding shares of any class of the fund:

                                         PERCENTAGE OF        PERCENTAGE OF
                                       OUTSTANDING SHARES   OUTSTANDING SHARES
FUND/CLASS  SHAREHOLDER                 OWNED OF RECORD    OWNED BENEFICIALLY(1)
--------------------------------------------------------------------------------
VP Inflation Protection
--------------------------------------------------------------------------------
   Class II
            Nationwide Insurance Company       97%                 0%
            Columbus, OH
--------------------------------------------------------------------------------

(1) IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
    INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THESE SHARES AS
    BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
    CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

Effective February 27, 2003, VP Prime Money Market is no longer being offered to the public.

The fund is unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of the fund's outstanding shares. A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. The vote of any such person could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders. Although Nationwide Life Insurance Company is the record owner of more than 25% of the shares of the company (ACVP II), it is not a
"control person" of the company because it is not the beneficial owner of such shares. Pursuant to the requirements of the Investment Company Act of 1940, all votes submitted by Nationwide Life Insurance Company are required to reflect the voting instructions of the beneficial owners of such shares. Nationwide Life
Insurance Company is not permitted to exercise its discretion in voting shares it does not beneficially own. The fund is unaware of any other shareholders, beneficial or of record, who own more than 25% of the voting securities of
American Century Variable Portfolios II, Inc. As of March 19, 2004, the officers and directors of the fund, as a group own less than 1% of the fund's outstanding shares.

SERVICE PROVIDERS

The fund has no employees. To conduct its day-to-day activities, the fund has hired a number of service providers. Each service provider has a specific function to fill on behalf of the fund that is described below.

ACIM, ACSC and ACIS are wholly owned by ACC. James E. Stowers Jr., Chairman of
ACC, controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American Century Investment Management, Inc. (ACIM) serves as the investment advisor for the fund. A description of the responsibilities of the advisor appears in the Prospectus under the heading Management.

For services provided to the fund, the advisor receives a monthly fee based on a percentage of the average net assets of the fund. The annual rate at which this fee is assessed is determined monthly in a two-step process. First, a fee rate schedule is applied to the assets of all the funds of its investment category managed by the advisor (the Investment Category Fee). The three investment categories are money market funds, bond funds and equity funds. When calculating the fee for a money market fund, for example, all of the assets of the money market funds managed by the advisor are aggregated and the fee rate is applied to the total. Second, a separate fee rate schedule is applied to the assets of all the funds managed by the advisor (the Complex Fee). The amounts calculated using

34

the Investment Category Fee and the Complex Fee are then added to determine the unified management fee payable by a fund to the advisor. The schedules by which the unified management fee is determined are shown in the following tables. The
Investment Category Fees are determined according to the schedule below.

Investment Category Fee Schedule for VP Inflation Protection
--------------------------------------------------------------------------------
CATEGORY ASSETS          FEE RATE
--------------------------------------------------------------------------------
First $1 billion         0.2800%
Next $1 billion          0.2280%
Next $3 billion          0.1980%
Next $5 billion          0.1780%
Next $15 billion         0.1650%
Next $25 billion         0.1630%
Thereafter               0.1625%
--------------------------------------------------------------------------------

The Complex Fee is determined according to the schedule below.

Complex Fee Schedule
--------------------------------------------------------------------------------
COMPLEX ASSETS           FEE RATE
--------------------------------------------------------------------------------
First $2.5 billion       0.3100%
Next $7.5 billion        0.3000%
Next $15.0 billion       0.2985%
Next $25.0 billion       0.2970%
Next $50.0 billion       0.2960%
Next $100.0 billion      0.2950%
Next $100.0 billion      0.2940%
Next $200.0 billion      0.2930%
Next $250.0 billion      0.2920%
Next $500.0 billion      0.2910%
Thereafter               0.2900%
--------------------------------------------------------------------------------

On the first business day of each month, the fund pays a management fee to the advisor for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for a fund by the aggregate average daily closing value of the fund's net assets during the previous month. This number is then multiplied by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

The management agreement between the Corporation and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of fund shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1) the fund's Board of Directors, or a majority of outstanding shareholder votes (as defined in the Investment Company Act) and

(2) by the vote of a majority of the directors of the fund who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the fund's Board of Directors or a majority of outstanding shareholder votes may terminate the management agreement at any time without payment of any penalty on 60 days written notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

35

The management agreement states the advisor shall not be liable to the fund or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, directors and employees may engage in other business, render services to others, and devote time and attention to any other business whether of a similar or dissimilar nature.

Certain investments may be appropriate for the fund and also for other clients advised by the advisor. Investment decisions for the fund and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as its current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the fund with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the fund. The Board of Directors has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the fund participates at the average share price for all transactions in that security on a given day and allocates transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the fund unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the fund and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

Unified management fees incurred by the fund by class for the fiscal period ended December 31, 2003, are indicated in the following table. Because VP
Inflation Protection Class I was not in operation as of the fiscal year end, it is not included in the table below. Effective February 27, 2003, VP Prime Money
Market is no longer being offered to the public.

Unified Management Fees
--------------------------------------------------------------------------------
FUND                      2003
--------------------------------------------------------------------------------
VP Inflation Protection
   Class II               $61,608
--------------------------------------------------------------------------------

TRANSFER AGENT AND ADMINISTRATOR

American Century Services Corporation, 4500 Main Street, Kansas City, Missouri
64111, acts as transfer agent and dividend-paying agent for the fund. It provides physical facilities, computer hardware and software, and personnel for the day-to-day administration of the fund and the advisor. The advisor pays
ACSC's costs for serving as transfer agent and dividend-paying agent for the funds out of the advisor's unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the caption
INVESTMENT ADVISOR on page 34.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

36

DISTRIBUTOR

The fund's shares are distributed by American Century Investment Services, Inc.,
("ACIS"), a registered broker-dealer. ACIS is a wholly owned subsidiary of ACC, and is located at 4500 Main Street, Kansas City, Missouri 64111.

The distributor is the principal underwriter of the fund's shares. The distributor makes a continuous, best-efforts underwriting of the fund's shares.
This means the distributor has no liability for unsold shares. The advisor pays
ACIS's costs for serving as principal underwriter of the fund's shares out of the advisor's unified management fee. For a description of this fee and the terms of its payments, see the above discussion under the caption INVESTMENT
ADVISOR on page 34. ACIS does not earn commissions for distributing the fund's shares.

Certain financial intermediaries unaffiliated with the distributor or the fund may perform various administrative and shareholder services for their clients who are invested in the fund. These services may include assisting with fund purchases, redemptions and exchanges, distributing information about the fund and its performance, preparing and distributing client account statements, and other administrative and shareholder services, and would otherwise be provided by the distributor or its affiliates. The distributor may pay fees out of its own resources to such financial intermediaries for providing these services.

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

J.P. Morgan Chase and Co., 770 Broadway, 10th Floor, New York, New York
10003-9598, and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105,
each serve as custodian of the fund's assets. The custodians take no part in determining the investment policies of the fund or in deciding which securities are purchased or sold by the fund. The fund, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP are the independent accountants of the fund. The address of PricewaterhouseCoopers LLP is 1055 Broadway, 10th Floor, Kansas City,
Missouri 64105. As the independent accountants of the fund,
PricewaterhouseCoopers LLP provides services including

(1) auditing the annual financial statements for the fund,

(2) assisting and consulting in connection with SEC filings, and

(3) reviewing the annual federal income tax return filed for the fund.

BROKERAGE ALLOCATION

The fund generally purchases and sells debt securities through principal transactions, meaning the fund normally purchases securities on a net basis directly from the issuer or a primary market-maker acting as principal for the securities. The fund does not pay brokerage commissions on these transactions, although the purchase price for debt securities usually includes an undisclosed compensation. Purchases of securities from underwriters typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer's mark-up
(i.e., a spread between the bid and asked prices). During the calendar years ended December 31, 2003, December 31, 2002 and December 31, 2001, the fund did not pay any brokerage commissions.

37

REGULAR BROKER-DEALERS

As of the end of its most recently completed fiscal year, the fund did not own securities of its regular brokers or dealers (as defined by Rule 10b-1 under the
Investment Company Act of 1940) or of their parent companies.

INFORMATION ABOUT FUND SHARES

VP Inflation Protection Fund is a series of shares issued by the Corporation.
Additional series (funds) and classes may be added without a shareholder vote.
Shares of the fund have equal voting rights. Shares issued are fully paid and nonassessable and name no preemptive conversion or similar rights.

Each fund that is or maybe issued by the Corporation votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the Corporation's outstanding shares may be able to elect a Board of Directors. The Corporation undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of directors is determined by the votes received from all the Corporation's shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

The assets belonging to each series of shares are held separately by the custodian and each series represents a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each series. Within their respective fund, all shares have equal redemption rights.
Each share, when issued, is fully paid and non-assessable.

In the event of complete liquidation or dissolution of a fund, shareholders of each class or series of shares shall be entitled to receive, pro rata, all of the assets less the liabilities of that series.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

The Corporation's Board of Directors has adopted a multiple class plan (the
Multiclass Plan) pursuant to Rule 18f-3 adopted by the SEC. Pursuant to such plan, the fund may issue two classes of shares: Class I and Class II. Not all funds offer all classes.

Both classes are sold exclusively to insurance companies to fund their obligations under variable annuity and variable life insurance contracts purchased by their customers. Each class has a different arrangement for distribution services. In addition to the management fee, Class II shares are subject to a Master Distribution Plan (the Class II Plan) described below. The
Class II Plan has been adopted by the fund's Board of Directors and initial shareholder in accordance with Rule 12b-1 adopted by the SEC under the
Investment Company Act.

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of
Directors and approved by its shareholders. Pursuant to such rule, the Board of
Directors and initial shareholder of the fund's Class II have approved and entered into the Class II Plan. The Class II Plan is described below.

38

In adopting the Class II Plan, the Board of Directors (including a majority of directors who are not interested persons of the funds [as defined in the
Investment Company Act], hereafter referred to as the independent directors)
determined that there was a reasonable likelihood that the Class II Plan would benefit the fund and the shareholders of the affected class. Some of the anticipated benefits include improved name recognition of the funds generally;
and growing assets in existing funds, which helps retain and attract investment management talent, provides a better environment for improving fund performance, and can lower the total expense ratio for funds with stepped-fee schedules.
Pursuant to Rule 12b-1, information with respect to revenues and expenses under the Class II Plan is presented to the Board of Directors quarterly for its consideration in connection with its deliberations as to the continuance of the
Class II Plan. Continuance of the Class II Plan must be approved by the Board of
Directors (including a majority of the independent directors) annually. The
Class II Plan may be amended by a vote of the Board of Directors (including a majority of the independent directors), except that the Class II Plan may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Class II Plan terminates automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of outstanding shareholder votes of the affected class.

All fees paid under the Class II Plan will be made in accordance with Section 26 of the Conduct Rules of the National Association of Securities Dealers (NASD).

Master Distribution Plan (Class II Plan)

As described in the Prospectus, the fund's Class II shares are made available exclusively to insurance companies to fund their obligations under variable annuity and variable life insurance contracts purchased by their customers. The fund's distributor enters into contracts with various insurance companies with respect to the sale of the fund's shares and/or the use of the fund's shares in various insurance products.

The insurance companies provide various distribution services pursuant to the
Class II Plan, and Class II pays the distributor a fee of 0.25% annually of the aggregate average daily net asset value of the fund's Class II shares for distribution services. This payment is fixed at 0.25% and is not based on expenses incurred by the distributor. The Class II Plan is a compensation type plan and the amount paid does not depend on the actual expense incurred. During the fiscal year ended December 31, 2003, the aggregate amount of fees paid under the Class II Plan was:

VP Inflation Protection  $30,730

The distributor then makes these payments to the insurance companies who offer
Class II for past distribution services, as described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Class II shares, which services may include but are not limited to:

(a) the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell Class II shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of the distributor who engage in or support distribution of the fund's Class II shares;

(c) compensation to, and expenses (including overhead and telephone expenses)
    of, the distributor;

(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

39

(e) preparing, printing and distributing of sales literature and advertising materials provided to the fund's shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) providing facilities to answer questions from prospective shareholders about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting shareholders in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

(m) paying service fees for the provision of personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n) such other distribution and service activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the fund's distributor and in accordance with Rule 12b-1 of the Investment Company Act.

Dealer Concessions

From time to time, the distributor may provide additional concessions to dealers, including but not limited to payment assistance for conferences and seminars, provision of sales or training programs for dealer employees and/or the public (including, in some cases, payment for travel expenses for registered representatives and other dealer employees who participate), advertising and sales campaigns about a fund or funds, and assistance in financing dealer-sponsored events. Other concessions may be offered as well, and all such concessions will be consistent with applicable law, including the then-current rules of the National Association of Securities Dealers, Inc. Such concessions will not change the price paid by investors for shares of the fund.

VALUATION OF A FUND'S SECURITIES

The fund's net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange) each day the Exchange is open for business. The Exchange usually closes at 4 p.m. Eastern time. The
Exchange typically observes the following holidays: New Year's Day, Martin
Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence
Day, Labor Day, Thanksgiving Day and Christmas Day. Although the fund expects the same holidays to be observed in the future, the Exchange may modify its holiday schedule at any time.

The fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

The advisor typically completes its trading on behalf of the fund in various markets before the Exchange closes for the day. Foreign currency exchange rates also are determined prior to the close of the Exchange. However, if extraordinary events occur that are expected to affect the value of a portfolio security after the close of the primary exchange on which it is traded, the security will be valued at fair market value as determined in good faith under the direction of the Board of Directors. The fund's share price is calculated by adding the value of all portfolio securities and other assets, deducting liabilities, and

40

dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

Securities held by VP Inflation Protection normally are priced using data provided by an independent pricing service, provided that such prices are believed by the advisor to reflect the fair market value of portfolio securities.

In valuing securities, the pricing services generally take into account institutional trading activity, trading in similar groups of securities, and any developments related to specific securities. The methods used by the pricing service and the valuations so established are reviewed by the advisor under the general supervision of the Board of Directors. There are a number of pricing services available, and the advisor, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.

Securities not priced by a pricing service are valued at the mean between the most recently quoted bid and ask prices provided by broker-dealers.

Debt securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the directors determine that this would not result in fair valuation of a given security.
Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of
Directors.

TAXES

FEDERAL INCOME TAX

The fund is held as an investment through a variable annuity contract. Please consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable annuity contract.

The fund intends to qualify annually as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund will be exempt from federal and state income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to investors. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to investors and its net asset value.

The fund may utilize the consent dividend provisions of Internal Revenue Code section 565 to make distributions. Provided that all shareholders agree in a consent filed with the return of the fund to treat as a dividend the amount specified in the consent, the amount will be considered a distribution just as any other distribution paid in money and reinvested back into the fund.

Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. However, tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident investors. Any foreign taxes paid by a fund will reduce its dividend distributions to investors.

Certain bonds purchased by the funds may be treated as bonds that were originally issued at a discount. Original issue discount represents interest for federal income tax purposes and generally can be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash is actually received by a fund until the maturity of the bond, original issue discount is treated for federal income tax purposes as income earned by a fund over the term of the bond, and therefore is subject to the distribution requirements of the Code. The annual amount of income

41

earned on such a bond by a fund generally is determined on the basis of a constant yield to maturity that takes into account the semiannual compounding of accrued interest.

In addition, some of the bonds may be purchased by a fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having market discount generally will be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond (unless a fund elects to include market discount in income in tax years to which it is attributable). Generally, market discount accrues on a daily basis for each day the bond is held by a fund. Market discount is calculated on a straight-line basis over the time remaining to the bond's maturity. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as short-term capital gain.

HOW FUND PERFORMANCE INFORMATION IS CALCULATED

The fund may quote performance in various ways. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return, average annual total return or yield.

All performance information advertised by the fund is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

The SEC 30-day yield calculation for non-money market funds is as follows:

                            Yield = 2 [(a - b + 1)(6) - 1]
                                        -----
                                          cd

where a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d =
the maximum offering price per share on the last day of the period.

As a new class, performance information for VP Inflation Protection Class I is not available as of the fiscal year end.

YIELD

(30-day period ended December 31, 2003)

FUND                            CLASS I                     CLASS II
--------------------------------------------------------------------------------
VP Inflation Protection
                                N/A                         0.32%
--------------------------------------------------------------------------------

The fund also may elect to advertise an annualized distribution rate, computed by multiplying the ordinary dividends earned by a fund over a 30-day period
(excluding capital gains) by 12, dividing that number by the fund's share price
(net asset value or maximum offering price) at the end of the period, and then multiplying that amount by 100:

(Dividends Earned Over Last 30 Days X 12)
----------------------------------------- X 100 = Annualized Distribution Rate
          Current Share Price

The annualized distribution rate for a fund will differ from the fund's 30-day
SEC yield computation.

42

Total returns quoted in advertising and sales literature reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gains distributions (if any) and any change in the fund's NAV per share during the period.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund during a stated
period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100%
over 10 years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

In addition to average annual total returns, the fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as percentages or as dollar amounts and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return.

The following table shows the cumulative total return for VP Inflation
Protection Class II.  As a new class, performance information for VP Inflation
Protection Class I is not available as of the fiscal year end.

                               CUMULATIVE TOTAL RETURN
FUND                           SINCE INCEPTION               DATE OF INCEPTION
--------------------------------------------------------------------------------
VP Inflation Protection
   Class I                     N/A                           N/A
--------------------------------------------------------------------------------
   Class II(1)                 5.61%                         12/31/2002
--------------------------------------------------------------------------------

(1) THE TOTAL RETURN FOR CLASS II WOULD HAVE BEEN LOWER IF THE DISTRIBUTION FEE
    HAD NOT BEEN WAIVED FROM DECEMBER 31, 2002 TO MARCH 31, 2003.

The following table sets forth the average annual total returns of each class for the periods indicated as of December 31, 2003. It does not include the fees and expenses associated with variable annuities or variable life insurance contracts. If they had been included, returns presented below would have been lower. As a new class, performance information for VP Inflation Protection Class
I is not available as of the fiscal year end.

Average Annual Total Returns
--------------------------------------------------------------------------------
FUND                           1 YEAR                       FROM INCEPTION
--------------------------------------------------------------------------------
VP Inflation Protection
   Class II(1)                 5.61%                        5.61%(2)
--------------------------------------------------------------------------------

(1) THE TOTAL RETURN FOR CLASS II WOULD HAVE BEEN LOWER IF THE DISTRIBUTION FEE
    HAD NOT BEEN WAIVED FROM DECEMBER 31, 2002 TO MARCH 31, 2003.

(2) THE INCEPTION DATE FOR VP INFLATION PROTECTION CLASS II IS DECEMBER 31,
    2002.

43

ADDITIONAL PERFORMANCE COMPARISONS

The fund's performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indices of market performance. This may include comparisons with funds that are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to: U.S. Treasury bill, note and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System);
the federal funds and discount rates (source: Federal Reserve Bank of New York);
yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities
(source: Bloomberg Financial Markets); yield curves for AAA-rated tax-free municipal securities (source: Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.);
total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various
U.S. and foreign government reports; the junk bond market (source: Data
Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London a.m./p.m. fixing and New York Comex Spot Price);
rankings of any mutual fund or mutual fund category tracked by Lipper, Inc. or
Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company Institute;
Ibbotson Associates, Stocks, Bonds, Bills and Inflation; major indices of stock market performance; and indices and historical data supplied by major securities brokerage or investment advisory firms. The fund also may utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance or to provide general information about the fund.

PERMISSIBLE ADVERTISING INFORMATION

From time to time, the fund may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to investors:

(1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging);

(2) discussions of general economic trends;

(3) presentations of statistical data to supplement such discussions;

(4) descriptions of the fund's past or anticipated portfolio holdings;

(5) descriptions of the fund's investment strategies;

(6) descriptions or comparisons of various savings and investment products
    (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the fund;

(7) comparisons of investment products (including the fund) with relevant market or industry indices or other appropriate benchmarks;

(8) discussions of fund rankings or ratings by recognized rating organizations;
    and

(9) testimonials describing the experience of persons who have invested in the fund. The fund also may include calculations, such as hypothetical compounding examples, which describe hypothetical investment results. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the fund.

44

MULTIPLE CLASS PERFORMANCE ADVERTISING

Pursuant to the Multiple Class Plan, the Corporation may issue additional classes of existing funds or introduce new funds with multiple classes available for purchase. To the extent a new class is added to an existing fund, the advisor may, in compliance with SEC and NASD rules, regulations and guidelines, market the new class of shares using the historical performance information of the original class of shares. When quoting performance information for a new class of shares for periods prior to the first full quarter after inception, the original class' performance will be restated to reflect the expenses of the new class and for periods after the first full quarter after inception, actual performance of the new class will be used.

FINANCIAL STATEMENTS

The financial statements for the fiscal year ended December 31, 2003 have been audited by PricewaterhouseCoopers LLP, independent auditors. Their Independent
Auditors' Report and the financial statements included in the fund's Annual
Reports for the fiscal year ended December 31, 2003 are incorporated herein by reference. Effective February 27, 2003, VP Prime Money Market is no longer being offered to the public.

45

EXPLANATION OF FIXED-INCOME SECURITIES RATINGS

As described in the Prospectus, the fund invests in fixed-income securities.
Those investments, however, are subject to certain credit quality restrictions, as noted in the Prospectus and in this Statement of Additional Information. The following is a summary of the rating categories referenced in the prospectus disclosure.

RATINGS OF CORPORATE DEBT SECURITIES
--------------------------------------------------------------------------------
STANDARD & POOR'S
--------------------------------------------------------------------------------
AAA     This is the highest rating assigned by S&P to a debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
AA      Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal. It differs from the highest-rated obligations only in small degree.
--------------------------------------------------------------------------------
A       Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
BBB     Debt rated in this category is regarded as having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below BBB is regarded as having significant speculative characteristics.
--------------------------------------------------------------------------------
BB      Debt rated in this category has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating also is used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.
--------------------------------------------------------------------------------
B       Debt rated in this category is more vulnerable to nonpayment than obligations rated 'BB', but currently has the capacity to pay interest and repay principal. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to pay interest and repay principal.
--------------------------------------------------------------------------------
CCC     Debt rated in this category is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
--------------------------------------------------------------------------------
CC      Debt rated in this category is currently highly vulnerable to nonpayment. This rating category is also applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.
--------------------------------------------------------------------------------
C       The rating C typically is applied to debt subordinated to senior debt, and is currently highly vulnerable to nonpayment of interest and principal. This rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but debt service payments are being continued.
--------------------------------------------------------------------------------
D       Debt rated in this category is in default. This rating is used when interest payments or principal repayments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. It also will be used upon the filing of a bankruptcy petition for the taking of a similar action if debt service payments are jeopardized.
--------------------------------------------------------------------------------

46

MOODY'S INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------
Aaa     This is the highest rating assigned by Moody's to a debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
Aa      Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal and differs from Aaa issues only in a small degree. Together with Aaa debt, it comprises what are generally known as high-grade bonds.
--------------------------------------------------------------------------------
A       Debt rated in this category possesses many favorable investment attributes and is to be considered as upper-medium-grade debt. Although capacity to pay interest and repay principal are considered adequate, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
Baa     Debt rated in this category is considered as medium-grade debt having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below Baa is regarded as having significant speculative characteristics.
--------------------------------------------------------------------------------
Ba      Debt rated Ba has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. Often the protection of interest and principal payments may be very moderate.
--------------------------------------------------------------------------------
B       Debt rated B has a greater vulnerability to default, but currently has the capacity to meet financial commitments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied Ba or Ba3 rating.
--------------------------------------------------------------------------------
Caa     Debt rated Caa is of poor standing, has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. Such issues may be in default or there may be present elements of danger with respect to principal or interest. The
        Caa rating is also used for debt subordinated to senior debt that is assigned an actual or implies B or B3 rating.
--------------------------------------------------------------------------------
Ca      Debt rated in this category represent obligations that are speculative in a high degree. Such debt is often in default or has other marked shortcomings.
--------------------------------------------------------------------------------
C       This is the lowest rating assigned by Moody's, and debt rated C can be regarded as having extremely poor prospects of attaining investment standing.
--------------------------------------------------------------------------------

FITCH, INC.
--------------------------------------------------------------------------------
AAA             Debt rated in this category has the lowest expectation of credit risk. Capacity for timely payment of financial commitments is exceptionally strong and highly unlikely to be adversely
                affected by foreseeable events.
--------------------------------------------------------------------------------
AA              Debt rated in this category has a very low expectation of credit risk. Capacity for timely payment of financial commitments is very strong and not significantly vulnerable to foreseeable events.
--------------------------------------------------------------------------------
A               Debt rated in this category has a low expectation of credit risk. Capacity for timely payment of financial commitments is strong, but may be more vulnerable to changes in circumstances or in economic conditions than debt rated in higher categories.
--------------------------------------------------------------------------------
BBB             Debt rated in this category currently has a low expectation of credit risk and an adequate capacity for timely payment of financial commitments. However, adverse changes in circumstances and in economic conditions are more likely to impair this
                capacity. This is the lowest investment grade category.
--------------------------------------------------------------------------------
BB              Debt rated in this category has a possibility of developing credit risk, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met.
                Securities rated in this category are not investment grade.
--------------------------------------------------------------------------------
B               Debt rated in this category has significant credit risk, but a limited margin of safety remains. Financial commitments
                currently are being met, but capacity for continued debt service payments is contingent upon a sustained, favorable business and economic environment.
--------------------------------------------------------------------------------

47

FITCH, INC.
--------------------------------------------------------------------------------
CCC, CC, C      Debt rated in these categories has a real possibility for
                default. Capacity for meeting financial commitments depends solely upon sustained, favorable business or economic
                developments. A CC rating indicates that default of some kind appears probable; a C rating signals imminent default.
--------------------------------------------------------------------------------
DDD, DD, D      The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a
                reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines.
                'DDD' obligations have the highest potential for recovery, around 90%- 100% of outstanding amounts and accrued interest.
                'DD' indicates potential recoveries in the range of 50%-90% and
                'D' the lowest recovery potential, i.e., below 50%. Entities rated in this category have defaulted on some or all of their obligations.

                Entities rated 'DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated 'DD' and'D' are generally undergoing a formal reorganization or liquidation process;
                those rated 'DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated 'D' have a poor prospect of repaying all obligations.
--------------------------------------------------------------------------------

To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly,
Moody's adds numerical modifiers (1,2,3) to designate relative standing within its major bond rating categories.

Commercial Paper Ratings
--------------------------------------------------------------------------------
S&P            MOODY'S         DESCRIPTION
--------------------------------------------------------------------------------
A-1            Prime-1         This indicates that the degree of safety
               (P-1)           regarding timely payment is strong. Standard &
                               Poor's rates those issues determined to possess
                               extremely strong safety characteristics as A-1+.
--------------------------------------------------------------------------------
A-2            Prime-2         Capacity for timely payment on commercial paper
               (P-2)           is satisfactory, but the relative degree of
                               safety is not as high as for issues designated
                               A-1. Earnings trends and coverage ratios, while
                               sound, will be more subject to variation.
                               Capitalization characteristics, while still
                               appropriated, may be more affected by external
                               conditions. Ample alternate liquidity is
                               maintained.
--------------------------------------------------------------------------------
A-3            Prime-3         Satisfactory capacity for timely repayment.
               (P-3)           Issues that carry this rating are somewhat more
                               vulnerable to the adverse changes in
                               circumstances than obligations carrying the
                               higher designations.
--------------------------------------------------------------------------------

Note Ratings
--------------------------------------------------------------------------------

S&P            MOODY'S         DESCRIPTION
--------------------------------------------------------------------------------
SP-1           MIG-1; VMIG-1   Notes are of the highest quality enjoying strong
                               protection from established cash flows of funds
                               for their servicing or from established and
                               broad-based access to the market for refinancing,
                               or both.
--------------------------------------------------------------------------------
SP-2           MIG-2; VMIG-2   Notes are of high quality, with margins of
                               protection ample, although not so large as in
                               the preceding group.
--------------------------------------------------------------------------------
SP-3           MIG-3; VMIG-3   Notes are of favorable quality, with all security
                               elements accounted for, but lacking the
                               undeniable strength of the preceding grades.
                               Market access for refinancing, in particular, is
                               likely to be less well established.
--------------------------------------------------------------------------------
SP-4           MIG-4; VMIG-4   Notes are of adequate quality, carrying specific
                               risk but having protection and not distinctly or
                               predominantly speculative.
--------------------------------------------------------------------------------

48

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

You can receive a free copy of the annual and semiannual reports, and ask any questions about the fund or your accounts, by contacting the insurance company from which you purchased the fund or American Century at the address or telephone numbers listed below.

If you own or are considering purchasing fund shares through

* an employer-sponsored retirement plan
* a bank
* a broker-dealer
* an insurance company
* another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the fund from the Securities and Exchange
Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON         SEC Public Reference Room
                  Washington, D.C.
                  Call 202-942-8090 for location and hours.

ON THE INTERNET   * EDGAR database at www.sec.gov
                  * By email request at publicinfo@sec.gov

BY MAIL           SEC Public Reference Section
                  Washington, D.C.
                  20549-0102

Investment Company Act File No. 811-10155

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVE
1-800-378-9878 or 816-531-5575

FAX
816-340-4360

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

SH-SAI-37171   0405

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.

PART C    OTHER INFORMATION

Item 23.   Exhibits (all exhibits not filed herewith are being incorporated herein by reference).

     (a)   (1) Articles of Incorporation of American Century Variable Portfolios
II, Inc., dated September 15, 2000, (filed electronically as Exhibit a1 to the
Initial Registration Statement of the Registrant on September 29, 2000, File No.
333-46922).

          (2) Articles Supplementary of American Century Variable Portfolios II,
Inc., dated January 4, 2001 (filed electronically as Exhibit a2 to Pre-Effective
Amendment No. 2 to the Registration Statement of the Registrant, on January 9,
2001, File No. 333-46922).

          (3) Articles Supplementary of American Century Variable Portfolios II,
Inc., dated December 17, 2002 (filed electronically as Exhibit a3 to
Post-Effective Amendment No. 4 to the Registration Statement of the Registrant,
on December 20, 2002, File No. 333-46922).

     (b) By-Laws of American Century Variable Portfolios II, Inc. (filed electronically as Exhibit b1 to Pre-Effective Amendment No. 2 to the
Registration Statement of the Registrant, on January 9, 2001, File No.
333-46922).

     (c) Registrant hereby incorporates by reference, as though set forth fully herein, Article Fifth, Article Seventh and Article Eighth of Registrant's
Articles of Incorporation, appearing as Exhibit a1 to the Initial Registration
Statement on Form N-1A of the Registrant, and Sections 3, 4, 5, 6, 7, 8, 9, 10,
11, 22, 24, 25, 30, 31, 32, 35, 41, 42, 47, 48, 49, and 50 of Registrant's
By-Laws appearing as Exhibit b1 to Pre-Effective Amendment No. 2 on Form N-1A of
the Registrant.

     (d)  (1) Management Agreement (Investor Class) with American Century
Investment Management, Inc., dated August 1, 1997 (filed electronically as
Exhibit 5 to Post-Effective Amendment No. 33 to the Registration Statement of
American Century Government Income Trust, on July 31, 1997, File No. 2-99222).

          (2) Amendment to the Management Agreement (Investor Class) with
American Century Investment Management, Inc., dated March 31, 1998 (filed electronically as Exhibit 5b to Post-Effective Amendment No. 23 to the
Registration Statement of American Century Municipal Trust on March 26, 1998,
File No. 2-91229).

          (3) Amendment to the Management Agreement (Investor Class) with
American Century Investment Management, Inc., dated July 1, 1998 (filed electronically as Exhibit d3 to Post-Effective Amendment No. 39 to the
Registration Statement of American Century Government Income Trust, on July 28,
1999, File No. 2-99222).

          (4) Amendment No. 1 to the Management Agreement (Investor Class) with
American Century Investment Management, Inc., dated September 16, 2000 (filed electronically as Exhibit d4 to Post-Effective Amendment No. 30 to the
Registration Statement of American Century California Tax-Free and Municipal
Funds on December 29, 2000, File No. 2-82734).

          (5) Amendment No. 2 to the Management Agreement (Investor Class) with
American Century Investment Management, Inc., dated August 1, 2001 (filed electronically as Exhibit d5 to Post-Effective Amendment No. 44 to the
Registration Statement of American Century Government Income Trust on July 31,
2001, File No. 2-99222).

          (6) Amendment No. 3 to the Management Agreement (Investor Class) with
American Century Investment Management, Inc., dated December 3, 2001 (filed electronically as Exhibit d6 to Post-Effective Amendment No. 16 to the
Registration Statement of American Century Investment Trust on November 30,
2001, File No. 33-65170).

          (7) Amendment No. 4 to the Management Agreement (Investor Class) with
American Century Investment Management, Inc., dated July 1, 2002 (filed electronically as Exhibit d7 to Post-Effective Amendment No. 17 to the
Registration Statement of American Century Investment Trust, on June 28, 2002,
File No. 33-65170).

          (8) Amendment No. 5 to the Management Agreement (Investor Class) with
American Century Investment Management, Inc., dated December 31, 2002 (filed electronically as Exhibit d8 to Post-Effective Amendment No. 4 to the
Registration Statement of the Registrant, on December 20, 2002, File No.
333-46922).

          (9) Management Agreement (Class II) with American Century Investment
Management, Inc., dated December 31, 2002 (filed electronically as Exhibit d9 to
Post-Effective Amendment No. 4 to the Registration Statement of the Registrant,
on December 20, 2002, File No. 333-46922).

     (e)  (1) Amended and Restated Distribution Agreement with American Century
Investment Services, Inc., dated September 3, 2002 (filed electronically as
Exhibit e1 to Post-Effective Amendment No. 35 to the Registration Statement of
American Century Municipal Trust on September 30, 2002, File No. 2-91229).

          (2) Amendment No. 1 to the Amended and Restated Distribution Agreement
with American Century Investment Services, Inc., dated December 31, 2002 (filed electronically as Exhibit e2 to Post-Effective Amendment No. 4 to the
Registration Statement of the Registrant, on December 20, 2002, File No.
333-46922).

          (3) Amendment No. 2 to the Amended and Restated Distribution Agreement
with American Century Investment Services, Inc., dated August 29, 2003 (filed electronically as Exhibit e3 to Post-Effective Amendment No. 17 to the
Registration Statement of American Century Strategic Asset Allocations, Inc., on
August 28, 2003, File No. 33-79482).

          (4) Amendment No. 3 to the Amended and Restated Distribution Agreement
with American Century Investment Services, Inc., dated February 27, 2004 (filed electronically as Exhibit e4 to Post-Effective Amendment No. 104 to the
Registration Statement of American Century Mutual Funds, Inc. on February 26,
2004, File No. 2-14213).

     (f)  Not applicable.

     (g)  (1) Global Custody Agreement with The Chase Manhattan Bank and the
Twentieth Century and Benham Funds, dated August 9, 1996 (filed electronically as Exhibit 8 to Post-Effective Amendment No. 31 to the Registration Statement of
American Century Government Income Trust, on February 7, 1997, File No.
2-99222).

          (2) Amendment to Global Custody Agreement with The Chase Manhattan
Bank and the Twentieth Century and Benham Funds, dated December 9, 2000 (filed electronically as Exhibit g2 to Pre-Effective Amendment No. 2 to the
Registration Statement of the Registrant, on January 9, 2001, File No.
333-46922).

          (3) Master Agreement with American Century Services Corporation
(formerly known as Twentieth Century Services, Inc.) and Commerce Bank, N.A.
dated January 22, 1997 (filed electronically as Exhibit 8e to Post-Effective
Amendment No. 76 to the Registration Statement of American Century Mutual Funds,
Inc., on February 28, 1997, File No. 33-14213).

     (h)  (1) Transfer Agency Agreement with American Century Services
Corporation, dated August 1, 1997 (filed electronically as Exhibit 9 to
Post-Effective Amendment No. 33 to the Registration Statement of American
Century Government Income Trust on July 31, 1997, File No. 2-99222).

          (2) Amendment No. 1 to the Transfer Agency Agreement with American
Century Services Corporation, dated June 29, 1998 (filed electronically as
Exhibit 9b to Post-Effective Amendment No. 23 to the Registration Statement of
American Century Quantitative Equity Funds on June 29, 1998, File No. 33-19589).

          (3) Amendment No. 2 to the Transfer Agency Agreement with American
Century Services Corporation, dated November 20, 2000 (filed electronically as
Exhibit h4 to Post-Effective Amendment No. 30 to the Registration Statement of
the Registrant on December 29, 2000, File No. 2-82734).

          (4) Amendment No. 3 to the Transfer Agency Agreement with American
Century Services Corporation, dated August 1, 2001 (filed electronically as
Exhibit h5 to Post-Effective Amendment No. 44 to the Registration Statement of
American Century Government Income Trust, on July 31, 2001, File No. 2-99222).

          (5) Amendment No. 4 to the Transfer Agency Agreement with American
Century Services Corporation, dated December 3, 2001 (filed electronically as
Exhibit h6 to Post-Effective Amendment No. 16 to the Registration Statement of
American Century Investment Trust on November 30, 2001, File No. 33-65170).

          (6) Amendment No. 5 to the Transfer Agency Agreement with American
Century Services Corporation, dated July 1, 2002 (filed electronically as
Exhibit h6 to Post-Effective Amendment No. 17 to the Registration Statement of
American Century Investment Trust on June 28, 2002, File No. 33-65170).

          (7) Amendment No. 6 to the Transfer Agency Agreement with American
Century Services Corporation, dated September 3, 2002 (filed electronically as
Exhibit h9 to Post-Effective Amendment No. 35 to the Registration Statement of
American Century Municipal Trust on September 30, 2002, File No. 2-91229).

          (8) Amendment No. 7 to the Transfer Agency Agreement with American
Century Services Corporation, dated December 31, 2002 (filed electronically as
Exhibit h8 to Post-Effective Amendment No. 4 to the Registration Statement of
the Registrant on December 20, 2002, File No. 333-46922).

          (9) Credit Agreement with JPMorgan Chase Bank, as Administrative
Agent, dated December 17, 2003 (filed electronically as Exhibit h9 to
Post-Effective Amendment No. 39 to the Registration Statement of American
Century Target Maturities Trust, on January 30, 2004, File No. 2-94608).

          (10) Customer Identification Program Reliance Agreement dated October
1, 2003 (filed electronically as Exhibit e10 to Post-Effective Amendment No. 40
to the Registration Statement of American Century Municipal Trust on September
30, 2003, File No. 2-91229).

     (i)  Opinion and Consent of Counsel is included herein.

     (j)  (1) Consent of PricewaterhouseCoopers LLP is included herein.

          (2) Power of Attorney dated September 12, 2002 (filed electronically as Exhibit j4 to Post-Effective Amendment No. 35 to the Registration Statement
of American Century Municipal Trust on September 30, 2002, File No. 2-91229).

          (3) Power of Attorney dated December 17, 2002 (filed electronically as
Exhibit j3 to Post-Effective Amendment No. 4 to the Registration Statement of
the Registrant, on December 20, 2002, File No. 333-46922).

          (4) Secretary's Certificate dated September 12, 2002 (filed electronically as Exhibit j5 to Post-Effective Amendment No. 35 to the
Registration Statement of American Century Municipal Trust on September 30,
2002, File No. 2-91229).

     (k)  Not applicable.

     (l)  Not applicable.

     (m) (1) Class II Master Distribution Plan dated May 18, 2001 (filed as
Exhibit m1 to Post-Effective Amendment No. 32 to the Registration Statement of
American Century Variable Portfolios Inc., on July 16, 2001, File No. 33-14567).

          (2) Amendment No. 1 to Class II Master Distribution Plan dated
December 31, 2002 (filed electronically as Exhibit m2 to Post-Effective
Amendment No. 4 to the Registration Statement of the Registrant, on December 20,
2002, File No. 333-46922).

          (3) Amendment No. 2 to Class II Master Distribution Plan dated April
5, 2004 (filed electronically as Exhibit m3 to Post-Effective Amendment No. 39
to the Registration Statement of the American Century Variable Portfolios, Inc.,
on April 15, 2004, File No. 33-14567).

     (n) Multiple Class Plan of American Century Variable Portfolios II, Inc.,
dated December 31, 2002 (filed electronically as Exhibit n to Post-Effective
Amendment No. 4 to the Registration Statement of the Registrant, on December 20,
2002, File No. 333-46922).

     (o) Not applicable.

     (p) American Century Investments Code of Ethics (filed electronically as
Exhibit p to Post-Effective Amendment No. 39 to the Registration Statement of
American Century Variable Portfolios, Inc., on April 15, 2004, File No.
33-14567.

Item 24.   Persons Controlled by or Under Common Control with Registrant - None.

Item 25.  Indemnification

     The Registrant is a Maryland corporation. Section 2-418 of the Maryland
General Corporation Law allows a Maryland corporation to indemnify its officers, directors, employees and agents to the extent provided in such statute.

     Article IX of the Registrant's Articles of Incorporation, requires the indemnification of the Registrant's directors and officers to the extent permitted by Section 2-418 of the Maryland General Corporation Law, the
Investment Company Act of 1940 and all other applicable laws.

     The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

Item 26. Business and Other Connections of Investment Advisor.

American Century Investment Management, Inc., the investment manager to each of the Registrant's Funds, is engaged in the business of managing investments for deferred compensation plans and other institutional investors.

Item 27.  Principal Underwriter.

I.   (a) American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street, Kansas City, Missouri 64111. ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b) The following is a list of the executive officers and partners of ACIS:

Name and Principal         Positions and Offices       Positions and Offices
Business Address*           with Underwriter            with Registrant
----------------------------------------------------------------------------

James E. Stowers, Jr.       Co-Chairman and Director               none

James E. Stowers III        Co-Chairman and Director               none

William M. Lyons           President, Chief Executive          President,
                           Officer and Director                Chairman and
                                                               Director

Robert T. Jackson          Executive Vice President           Executive Vice
                           Chief Financial Officer            President
                           and Chief Accounting Officer

Brian Jeter                Senior Vice President                  none

Mark Killen                Senior Vice President                  none

Dave Larrabee              Senior Vice President                  none

Barry Mayhew               Senior Vice President                  none

David C. Tucker            Senior Vice President               Senior Vice
                           and General Counsel                 President
                                                               and General
                                                               Counsel

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c)  Not applicable.

Item 28.  Location of Accounts and Records.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of Registrant, American Century Services Corporation and American
Century Investment Management, Inc., all located at American Century Tower, 4500
Main Street, Kansas City, Missouri 64111.

Item 29.  Management Services - Not applicable.

Item 30.  Undertakings - Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule
485(b) under the Securities Act and has duly caused this Post-Effective
Amendment No. 7 to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, State of
Missouri on the 15th day of April, 2004.

                           American Century Variable Portfolios II, Inc.
                           (Registrant)

                           By: /*/ William M. Lyons
                               --------------------------------------
                               President and Principal Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this
Post-Effective Amendment No. 7 has been signed below by the following persons in the capacities and on the dates indicated.

Signature                             Title                    Date

*William M. Lyons                 Chairman of the Board,     April 15, 2004
                                  President and
-------------------------         Principal Executive
William M. Lyons                  Officer

*Maryanne Roepke                  Senior Vice President,     April 15, 2004
-------------------------         Treasurer and Chief
Maryanne Roepke                   Accounting Officer

*Albert A. Eisenstat              Director                   April 15, 2004
-------------------------
Albert A. Eisenstat

*Ronald J. Gilson                 Director                   April 15, 2004
-------------------------
Ronald J. Gilson

*Kathryn A. Hall                  Director                   April 15, 2004
-------------------------
Kathryn A. Hall

*Myron S. Scholes                 Director                   April 15, 2004
-------------------------
Myron S. Scholes

*Kenneth E. Scott                 Director                   April 15, 2004
-------------------------
Kenneth E. Scott

*John B. Shoven                   Director                   April 15, 2004
-------------------------
John B. Shoven

*Jeanne D. Wohlers                Director                   April 15, 2004
-------------------------
Jeanne D. Wohlers

/s/ Charles A. Etherington
-----------------------------------------------
*by Charles A. Etherington,
    Attorney in Fact (pursuant to Powers of
    Attorney dated September 12, 2002 and
    December 17, 2002)